Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.2%
		Basic Materials: 0.5%
445,000	(1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$385,599	0.0
1,250,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,220,601	0.1
225,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	226,579	0.0
1,448,000		BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	1,478,050	0.1
232,000		Dow Chemical Co., 4.375%, 11/15/2042	201,263	0.0
500,000		Dow Chemical Co/The, 4.625%, 10/01/2044	446,996	0.0
66,000		Dow Chemical Co/The, 6.300%, 03/15/2033	71,867	0.0
194,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	184,851	0.0
272,000	(1)	International Flavors & Fragrances, Inc., 1.832%, 10/15/2027	231,081	0.0
183,000		LYB International Finance III LLC, 3.625%, 04/01/2051	130,371	0.0
78,000		LYB International Finance III LLC, 4.200%, 05/01/2050	61,116	0.0
40,000		Mosaic Co/The, 4.875%, 11/15/2041	36,076	0.0
1,670,000		Mosaic Co/The, 5.450%, 11/15/2033	1,680,652	0.1
75,000		Mosaic Co/The, 5.625%, 11/15/2043	73,277	0.0
128,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	113,235	0.0
164,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	130,941	0.0
398,000	(1)	Northern Star Resources Ltd., 6.125%, 04/11/2033	395,234	0.0
155,000		Nucor Corp., 4.300%, 05/23/2027	152,409	0.0
651,000		Nutrien Ltd., 2.950%, 05/13/2030	573,539	0.0
112,000		Nutrien Ltd., 4.125%, 03/15/2035	100,325	0.0
224,000		Nutrien Ltd., 5.800%, 03/27/2053	230,986	0.0
79,000		Nutrien Ltd., 5.950%, 11/07/2025	81,293	0.0
342,000	(1)	OCI NV, 6.700%, 03/16/2033	341,527	0.0
914,000		Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	940,452	0.0
984,000		Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	1,014,757	0.1
306,000		RPM International, Inc., 2.950%, 01/15/2032	249,039	0.0
1,147,000		Steel Dynamics, Inc., 1.650%, 10/15/2027	985,537	0.1
196,000		Westlake Corp., 3.125%, 08/15/2051	124,926	0.0
			11,862,579	0.5

		Communications: 1.9%
1,050,000		Amazon.com, Inc., 2.100%, 05/12/2031	897,972	0.1
2,340,000		Amazon.com, Inc., 2.875%, 05/12/2041	1,844,932	0.1
405,000		Amazon.com, Inc., 3.100%, 05/12/2051	307,202	0.0
268,000		Amazon.com, Inc., 3.250%, 05/12/2061	197,806	0.0
838,000		Amazon.com, Inc., 3.600%, 04/13/2032	796,555	0.0
98,000		Amazon.com, Inc., 3.950%, 04/13/2052	87,087	0.0
1,003,000		Amazon.com, Inc., 4.100%, 04/13/2062	884,044	0.1
898,000		Amazon.com, Inc., 4.550%, 12/01/2027	912,046	0.1
111,000		Amazon.com, Inc., 4.700%, 12/01/2032	113,857	0.0
428,000		AT&T, Inc., 3.500%, 06/01/2041	338,145	0.0
960,000		AT&T, Inc., 3.550%, 09/15/2055	690,311	0.0
2,210,000		AT&T, Inc., 3.650%, 09/15/2059	1,582,053	0.1
267,000		AT&T, Inc., 3.800%, 12/01/2057	198,676	0.0
1,353,000		AT&T, Inc., 4.900%, 08/15/2037	1,295,518	0.1
764,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	637,584	0.0
91,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	69,397	0.0
98,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	78,935	0.0
446,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	278,642	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

451,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	298,667	0.0
291,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	184,753	0.0
259,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	197,666	0.0
26,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	24,660	0.0
761,000		Comcast Corp., 1.950%, 01/15/2031	633,599	0.0
1,018,000		Comcast Corp., 2.650%, 02/01/2030	907,282	0.1
328,000		Comcast Corp., 2.887%, 11/01/2051	224,209	0.0
524,000		Comcast Corp., 2.937%, 11/01/2056	349,411	0.0
62,000		Comcast Corp., 3.200%, 07/15/2036	52,286	0.0
312,000		Comcast Corp., 3.250%, 11/01/2039	253,513	0.0
706,000		Comcast Corp., 3.900%, 03/01/2038	632,917	0.0
1,347,000		Comcast Corp., 3.969%, 11/01/2047	1,134,543	0.1
125,000		Comcast Corp., 4.000%, 08/15/2047	106,188	0.0
636,000		Comcast Corp., 5.350%, 11/15/2027	662,563	0.0
266,000		Comcast Corp., 5.650%, 06/15/2035	285,775	0.0
83,000		Comcast Corp., 6.500%, 11/15/2035	95,566	0.0
588,000		Corning, Inc., 5.450%, 11/15/2079	543,169	0.0
231,000		Discovery Communications LLC, 4.875%, 04/01/2043	188,026	0.0
84,000		Discovery Communications LLC, 5.300%, 05/15/2049	70,156	0.0
608,000		Meta Platforms, Inc., 3.500%, 08/15/2027	587,502	0.0
2,800,000		Meta Platforms, Inc., 4.450%, 08/15/2052	2,466,480	0.1
524,000		Meta Platforms, Inc., 4.650%, 08/15/2062	463,624	0.0
1,082,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	978,665	0.1
550,000	(1)	NBN Co. Ltd., 1.625%, 01/08/2027	487,175	0.0
365,000	(1)	NBN Co. Ltd., 2.500%, 01/08/2032	298,553	0.0
137,000		Orange SA, 9.000%, 03/01/2031	172,082	0.0
205,000	(2)	Paramount Global, 4.200%, 05/19/2032	175,974	0.0
649,000		Paramount Global, 4.375%, 03/15/2043	461,777	0.0
1,032,000	(2)	Paramount Global, 4.950%, 01/15/2031	952,842	0.1
1,050,000	(2)	Paramount Global, 4.950%, 05/19/2050	786,910	0.0
191,000		Paramount Global, 5.250%, 04/01/2044	152,173	0.0
43,000		Paramount Global, 5.500%, 05/15/2033	40,939	0.0
747,000		Paramount Global, 5.850%, 09/01/2043	646,398	0.0
136,000		Time Warner Cable Enterprises LLC, 8.375%, 07/15/2033	154,994	0.0
1,000,000		Time Warner Cable LLC, 5.500%, 09/01/2041	865,019	0.0
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/2040	3,406,613	0.2
527,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	467,832	0.0
508,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	472,928	0.0
69,000		T-Mobile USA, Inc., 2.550%, 02/15/2031	58,513	0.0
163,000		T-Mobile USA, Inc., 2.625%, 04/15/2026	152,290	0.0
691,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	609,469	0.0
163,000		T-Mobile USA, Inc., 2.875%, 02/15/2031	140,785	0.0
155,000		T-Mobile USA, Inc., 3.375%, 04/15/2029	141,451	0.0
1,130,000		T-Mobile USA, Inc., 3.500%, 04/15/2031	1,017,196	0.1
198,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	185,942	0.0
851,000		T-Mobile USA, Inc., 4.375%, 04/15/2040	763,265	0.0
731,000		T-Mobile USA, Inc., 4.500%, 04/15/2050	637,244	0.0
563,000		T-Mobile USA, Inc., 5.050%, 07/15/2033	566,061	0.0
1,193,000		T-Mobile USA, Inc., 5.800%, 09/15/2062	1,237,826	0.1
25,000		TWDC Enterprises 18 Corp., 4.125%, 12/01/2041	22,609	0.0
215,000		Verizon Communications, Inc., 2.355%, 03/15/2032	176,489	0.0
1,218,000		Verizon Communications, Inc., 2.650%, 11/20/2040	870,641	0.1
779,000		Verizon Communications, Inc., 3.400%, 03/22/2041	620,105	0.0
2,000,000		Verizon Communications, Inc., 3.850%, 11/01/2042	1,674,765	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,094,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,040,441	0.1
861,000		Verizon Communications, Inc., 4.500%, 08/10/2033	832,383	0.0
3,176,000		Verizon Communications, Inc., 4.812%, 03/15/2039	3,034,860	0.1
151,000		Vodafone Group PLC, 5.125%, 06/19/2059	138,161	0.0
574,000		Vodafone Group PLC, 5.750%, 02/10/2063	569,116	0.0
94,000		Walt Disney Co/The, 2.000%, 09/01/2029	81,632	0.0
135,000		Walt Disney Co/The, 4.750%, 09/15/2044	131,539	0.0
157,000		Walt Disney Co/The, 6.550%, 03/15/2033	181,526	0.0
130,000		Walt Disney Co/The, 8.500%, 02/23/2025	139,382	0.0
			47,117,882	1.9

		Consumer, Cyclical: 1.4%
110,955		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	101,846	0.0
38,676		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	35,644	0.0
1,449,793		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	1,303,650	0.1
46,218		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	40,962	0.0
841,172		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	753,075	0.0
872,000		American Honda Finance Corp., 4.700%, 01/12/2028	881,245	0.0
2,011,000	(2)	AutoZone, Inc., 4.750%, 02/01/2033	1,988,177	0.1
86,193		Delta Air Lines 2015-1 Class A Pass Through Trust, 3.875%, 01/30/2029	79,153	0.0
670,373		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	588,904	0.0
455,307	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	439,757	0.0
935,000		General Motors Co., 6.125%, 10/01/2025	953,232	0.1
985,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	970,738	0.1
1,893,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,835,878	0.1
1,189,000	(1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	1,066,102	0.1
859,000	(1)	Harley-Davidson Financial Services, Inc., 6.500%, 03/10/2028	868,555	0.0
362,000		Hasbro, Inc., 3.000%, 11/19/2024	349,264	0.0
296,000		Hasbro, Inc., 3.550%, 11/19/2026	278,525	0.0
378,000		Home Depot, Inc./The, 2.750%, 09/15/2051	260,923	0.0
90,000		Home Depot, Inc./The, 3.250%, 04/15/2032	82,198	0.0
250,000		Home Depot, Inc./The, 3.300%, 04/15/2040	208,093	0.0
51,000		Home Depot, Inc./The, 3.625%, 04/15/2052	41,113	0.0
147,000		Home Depot, Inc./The, 4.950%, 09/15/2052	147,046	0.0
496,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	407,517	0.0
351,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	286,928	0.0
119,000		Lowe's Cos, Inc., 4.650%, 04/15/2042	107,069	0.0
398,000		Lowe's Cos, Inc., 5.750%, 07/01/2053	405,911	0.0
124,000		Lowe's Cos, Inc., 5.800%, 09/15/2062	125,050	0.0
303,000		Lowe's Cos, Inc., 5.850%, 04/01/2063	307,634	0.0
682,000		Magna International, Inc., 5.500%, 03/21/2033	707,924	0.0
109,000		McDonald's Corp., 5.700%, 02/01/2039	115,540	0.0
708,053	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	706,470	0.0
588,000	(2)	Target Corp., 2.950%, 01/15/2052	425,782	0.0
1,977,000	(2)	Target Corp., 4.400%, 01/15/2033	1,966,828	0.1
885,000	(2)	Target Corp., 4.500%, 09/15/2032	887,373	0.1
2,352,000		Target Corp., 4.800%, 01/15/2053	2,312,996	0.1
313,000		Toyota Motor Credit Corp., 1.900%, 01/13/2027	285,364	0.0
595,000		Toyota Motor Credit Corp., 4.450%, 06/29/2029	600,074	0.0
1,150,000		Toyota Motor Credit Corp., 4.550%, 09/20/2027	1,156,798	0.1
223,000		Toyota Motor Credit Corp., 4.700%, 01/12/2033	227,103	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,959,143		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	1,748,464	0.1
25,883		United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 09/01/2031	22,426	0.0
289,418		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	260,174	0.0
111,762		United Airlines 2019-1 Class AA Pass Through Trust, 4.150%, 02/25/2033	100,646	0.0
1,588,293		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	1,585,620	0.1
2,089,291		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	2,077,008	0.1
167,000	(2)	Walmart, Inc., 4.150%, 09/09/2032	168,435	0.0
1,901,000	(1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	1,791,834	0.1
449,000	(1)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	375,965	0.0
1,013,000	(1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	821,894	0.0
87,000	(1)	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	70,426	0.0
213,000		WW Grainger, Inc., 3.750%, 05/15/2046	177,156	0.0
74,000		WW Grainger, Inc., 4.200%, 05/15/2047	65,432	0.0
			33,571,921	1.4

		Consumer, Non-cyclical: 4.5%
109,000		Abbott Laboratories, 4.900%, 11/30/2046	112,237	0.0
1,663,000		AbbVie, Inc., 2.600%, 11/21/2024	1,605,593	0.1
251,000		AbbVie, Inc., 3.200%, 05/14/2026	242,493	0.0
280,000		AbbVie, Inc., 3.200%, 11/21/2029	259,954	0.0
1,186,000		AbbVie, Inc., 4.050%, 11/21/2039	1,060,923	0.1
645,000		AbbVie, Inc., 4.250%, 11/21/2049	569,777	0.0
1,257,000		AbbVie, Inc., 4.300%, 05/14/2036	1,182,440	0.1
1,964,000		AbbVie, Inc., 4.400%, 11/06/2042	1,796,526	0.1
870,000		AbbVie, Inc., 4.500%, 05/14/2035	843,820	0.0
292,000		AbbVie, Inc., 4.550%, 03/15/2035	285,688	0.0
1,931,000		AbbVie, Inc., 4.625%, 10/01/2042	1,775,117	0.1
2,403,000		Aetna, Inc., 4.500%, 05/15/2042	2,161,876	0.1
1,110,000		Altria Group, Inc., 3.700%, 02/04/2051	750,363	0.0
750,000		Altria Group, Inc., 3.875%, 09/16/2046	540,672	0.0
220,000		Amgen, Inc., 2.200%, 02/21/2027	202,852	0.0
54,000		Amgen, Inc., 2.300%, 02/25/2031	45,470	0.0
178,000		Amgen, Inc., 2.450%, 02/21/2030	155,258	0.0
937,000		Amgen, Inc., 2.770%, 09/01/2053	600,169	0.0
347,000		Amgen, Inc., 3.150%, 02/21/2040	272,571	0.0
146,000		Amgen, Inc., 5.250%, 03/02/2030	149,377	0.0
990,000		Amgen, Inc., 5.250%, 03/02/2033	1,017,666	0.1
2,538,000		Amgen, Inc., 5.600%, 03/02/2043	2,616,795	0.1
978,000		Amgen, Inc., 5.650%, 03/02/2053	1,018,799	0.1
817,000		Amgen, Inc., 5.750%, 03/02/2063	848,719	0.0
1,375,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,370,142	0.1
3,389,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	3,316,284	0.1
355,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	337,432	0.0
314,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	286,880	0.0
278,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	284,056	0.0
1,260,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,324,471	0.1
168,000		Archer-Daniels-Midland Co., 4.500%, 08/15/2033	168,296	0.0
148,000		Astrazeneca Finance LLC, 4.875%, 03/03/2033	152,754	0.0
529,000		Astrazeneca Finance LLC, 4.900%, 03/03/2030	541,287	0.0
373,000		Avery Dennison Corp., 5.750%, 03/15/2033	388,309	0.0
140,000		BAT Capital Corp., 3.557%, 08/15/2027	130,239	0.0
866,000		BAT Capital Corp., 3.734%, 09/25/2040	619,928	0.0
221,000		BAT Capital Corp., 4.390%, 08/15/2037	180,515	0.0
1,132,000		Becton Dickinson & Co., 4.693%, 02/13/2028	1,137,329	0.1
86,000		Boston Scientific Corp., 4.700%, 03/01/2049	81,866	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

176,000		Bristol-Myers Squibb Co., 3.200%, 06/15/2026	170,201	0.0
44,000		Bristol-Myers Squibb Co., 3.400%, 07/26/2029	41,878	0.0
638,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	533,773	0.0
64,000		Bristol-Myers Squibb Co., 3.900%, 03/15/2062	53,212	0.0
1,757,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,638,115	0.1
161,000		Bristol-Myers Squibb Co., 4.550%, 02/20/2048	152,300	0.0
94,000		Bristol-Myers Squibb Co., 4.625%, 05/15/2044	91,360	0.0
319,000	(2)	Brown-Forman Corp., 4.750%, 04/15/2033	322,822	0.0
394,000	(1)	Cargill, Inc., 1.700%, 02/02/2031	318,298	0.0
494,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	422,523	0.0
1,368,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	1,136,685	0.1
148,000	(1)	Cargill, Inc., 4.375%, 04/22/2052	137,468	0.0
84,000		Centene Corp., 2.450%, 07/15/2028	73,156	0.0
3,247,000		Centene Corp., 3.000%, 10/15/2030	2,737,159	0.1
2,195,000		Cigna Corp., 3.250%, 04/15/2025	2,127,776	0.1
369,000		Cigna Corp., 3.400%, 03/15/2050	273,092	0.0
58,000		Cigna Corp., 4.125%, 11/15/2025	57,090	0.0
4,351,000		Cigna Corp., 4.800%, 08/15/2038	4,219,590	0.2
77,000		Cigna Corp., 4.900%, 12/15/2048	72,523	0.0
465,000		Cigna Group/The, 5.400%, 03/15/2033	483,123	0.0
336,000	(1)	Coca-Cola Europacific Partners PLC, 0.500%, 05/05/2023	334,376	0.0
475,000	(1)	Coca-Cola Europacific Partners PLC, 1.500%, 01/15/2027	423,958	0.0
755,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	712,533	0.0
321,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	308,327	0.0
952,000		CVS Health Corp., 2.700%, 08/21/2040	681,803	0.0
1,075,000		CVS Health Corp., 3.875%, 07/20/2025	1,056,184	0.1
1,886,000		CVS Health Corp., 4.125%, 04/01/2040	1,623,784	0.1
284,000		CVS Health Corp., 4.300%, 03/25/2028	279,066	0.0
3,716,000		CVS Health Corp., 4.780%, 03/25/2038	3,545,044	0.2
203,000		CVS Health Corp., 5.125%, 07/20/2045	192,754	0.0
48,171		CVS Pass-Through Trust, 6.943%, 01/10/2030	49,681	0.0
507,000	(1)	Danone SA, 2.589%, 11/02/2023	499,363	0.0
224,000		Diageo Capital PLC, 2.125%, 10/24/2024	215,421	0.0
262,000		Diageo Capital PLC, 3.500%, 09/18/2023	259,805	0.0
200,000		Diageo Capital PLC, 5.300%, 10/24/2027	207,996	0.0
44,000		Elevance Health, Inc., 2.550%, 03/15/2031	37,891	0.0
201,000		Elevance Health, Inc., 2.875%, 09/15/2029	182,591	0.0
138,000		Elevance Health, Inc., 4.100%, 05/15/2032	132,078	0.0
165,000		Elevance Health, Inc., 4.625%, 05/15/2042	154,190	0.0
378,000		Elevance Health, Inc., 4.900%, 02/08/2026	377,674	0.0
106,000		Elevance Health, Inc., 5.100%, 01/15/2044	103,834	0.0
170,000		Elevance Health, Inc., 5.125%, 02/15/2053	169,506	0.0
201,000		Elevance Health, Inc., 5.500%, 10/15/2032	211,578	0.0
86,000		Elevance Health, Inc., 6.100%, 10/15/2052	96,089	0.0
1,543,000		Eli Lilly & Co., 4.875%, 02/27/2053	1,597,260	0.1
555,000		Eli Lilly & Co., 4.950%, 02/27/2063	571,704	0.0
932,000	(1)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	810,332	0.0
1,456,000		Global Payments, Inc., 1.200%, 03/01/2026	1,296,115	0.1
1,676,000		Global Payments, Inc., 3.200%, 08/15/2029	1,475,777	0.1
491,000		Global Payments, Inc., 4.450%, 06/01/2028	466,446	0.0
471,000		Global Payments, Inc., 5.950%, 08/15/2052	449,108	0.0
614,000		Haleon US Capital LLC, 3.375%, 03/24/2029	566,744	0.0
345,000		HCA, Inc., 2.375%, 07/15/2031	278,695	0.0
440,000	(1)	HCA, Inc., 3.125%, 03/15/2027	409,335	0.0
130,000	(1)	HCA, Inc., 3.375%, 03/15/2029	117,506	0.0
326,000		HCA, Inc., 3.500%, 09/01/2030	290,584	0.0
1,447,000		HCA, Inc., 4.125%, 06/15/2029	1,356,908	0.1
670,000	(1)	HCA, Inc., 4.375%, 03/15/2042	564,107	0.0
1,604,000		HCA, Inc., 4.500%, 02/15/2027	1,567,616	0.1
505,000	(1)	HCA, Inc., 4.625%, 03/15/2052	420,089	0.0
772,000		HCA, Inc., 5.250%, 04/15/2025	772,002	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

295,000		HCA, Inc., 5.250%, 06/15/2049	266,483	0.0
67,000		HCA, Inc., 5.875%, 02/01/2029	68,501	0.0
253,000		Hershey Co/The, 3.125%, 11/15/2049	192,422	0.0
124,000		Hormel Foods Corp., 3.050%, 06/03/2051	90,641	0.0
1,115,000		Humana, Inc., 1.350%, 02/03/2027	979,804	0.1
178,000		Humana, Inc., 3.125%, 08/15/2029	161,299	0.0
196,000		J M Smucker Co/The, 2.750%, 09/15/2041	143,635	0.0
155,000		Johnson & Johnson, 2.100%, 09/01/2040	112,571	0.0
613,000		Johnson & Johnson, 3.625%, 03/03/2037	567,372	0.0
161,000		Johnson & Johnson, 5.850%, 07/15/2038	186,436	0.0
1,326,000	(1)	Kenvue, Inc., 4.900%, 03/22/2033	1,370,536	0.1
551,000	(1)	Kenvue, Inc., 5.050%, 03/22/2028	569,751	0.0
931,000	(1)	Kenvue, Inc., 5.050%, 03/22/2053	960,286	0.1
1,123,000	(1)	Kenvue, Inc., 5.100%, 03/22/2043	1,159,459	0.1
1,016,000	(1)	Kenvue, Inc., 5.200%, 03/22/2063	1,053,797	0.1
403,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	386,861	0.0
400,000		Kraft Heinz Foods Co., 5.200%, 07/15/2045	388,204	0.0
239,000		Kroger Co/The, 2.200%, 05/01/2030	200,452	0.0
384,000	(1)	Mars, Inc., 2.375%, 07/16/2040	277,521	0.0
1,870,000	(1)	Mars, Inc., 3.875%, 04/01/2039	1,646,615	0.1
644,000		McKesson Corp., 5.250%, 02/15/2026	645,885	0.0
815,000		Medtronic Global Holdings SCA, 4.500%, 03/30/2033	816,076	0.0
100,000		Merck & Co., Inc., 2.900%, 12/10/2061	68,584	0.0
125,000		Mondelez International, Inc., 2.625%, 03/17/2027	116,938	0.0
182,000		Moody's Corp., 3.750%, 03/24/2025	178,403	0.0
1,147,000		Mylan, Inc., 5.200%, 04/15/2048	905,615	0.0
200,000	(1)	Nestle Holdings, Inc., 2.625%, 09/14/2051	139,823	0.0
1,145,000	(1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	1,066,499	0.1
1,116,000	(1)	Nestle Holdings, Inc., 4.125%, 10/01/2027	1,111,087	0.1
1,080,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	925,273	0.0
50,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	45,073	0.0
60,000		PayPal Holdings, Inc., 4.400%, 06/01/2032	58,730	0.0
366,000		PayPal Holdings, Inc., 5.050%, 06/01/2052	352,442	0.0
2,243,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	2,174,662	0.1
1,161,000		Philip Morris International, Inc., 5.375%, 02/15/2033	1,186,908	0.1
147,000		Quanta Services, Inc., 2.350%, 01/15/2032	116,796	0.0
560,000		Reynolds American, Inc., 5.850%, 08/15/2045	505,693	0.0
480,000	(1)	Roche Holdings, Inc., 2.607%, 12/13/2051	335,756	0.0
537,000		Royalty Pharma PLC, 1.200%, 09/02/2025	487,152	0.0
1,160,000		Royalty Pharma PLC, 1.750%, 09/02/2027	1,005,945	0.1
86,000		Royalty Pharma PLC, 3.550%, 09/02/2050	59,393	0.0
432,000		S&P Global, Inc., 1.250%, 08/15/2030	347,040	0.0
246,000		S&P Global, Inc., 2.450%, 03/01/2027	230,866	0.0
1,131,000		S&P Global, Inc., 2.700%, 03/01/2029	1,029,461	0.1
1,683,000		S&P Global, Inc., 2.900%, 03/01/2032	1,503,533	0.1
1,019,000		S&P Global, Inc., 3.700%, 03/01/2052	837,833	0.0
200,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	152,798	0.0
420,000		Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	424,715	0.0
95,000		Thermo Fisher Scientific, Inc., 4.800%, 11/21/2027	97,292	0.0
830,000	(1),(2)	Triton Container International Ltd., 2.050%, 04/15/2026	737,352	0.0
657,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	523,166	0.0
153,000		UnitedHealth Group, Inc., 1.150%, 05/15/2026	139,218	0.0
774,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	586,108	0.0
379,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	299,122	0.0
158,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	118,934	0.0
1,215,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,035,326	0.1
518,000		UnitedHealth Group, Inc., 3.750%, 10/15/2047	435,843	0.0
61,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	56,606	0.0
605,000		UnitedHealth Group, Inc., 4.500%, 04/15/2033	601,788	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

34,000		UnitedHealth Group, Inc., 4.750%, 05/15/2052	33,141	0.0
625,000		UnitedHealth Group, Inc., 5.050%, 04/15/2053	632,585	0.0
976,000		UnitedHealth Group, Inc., 5.200%, 04/15/2063	989,490	0.1
1,445,000		UnitedHealth Group, Inc., 5.300%, 02/15/2030	1,523,908	0.1
465,000		UnitedHealth Group, Inc., 5.875%, 02/15/2053	523,484	0.0
592,000		Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	470,238	0.0
553,000		Viatris, Inc., 2.700%, 06/22/2030	449,769	0.0
1,827,000		Viatris, Inc., 3.850%, 06/22/2040	1,283,934	0.1
152,000		Viatris, Inc., 4.000%, 06/22/2050	100,145	0.0
			108,612,015	4.5

		Energy: 2.0%
321,000		BP Capital Markets America, Inc., 2.772%, 11/10/2050	217,719	0.0
1,012,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	703,161	0.0
177,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	128,228	0.0
174,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	170,512	0.0
226,000		BP Capital Markets PLC, 3.279%, 09/19/2027	217,604	0.0
752,000	(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	685,730	0.0
302,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	268,800	0.0
205,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	218,250	0.0
37,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	34,109	0.0
3,934,000		Coterra Energy, Inc., 3.900%, 05/15/2027	3,757,359	0.2
33,000		Coterra Energy, Inc., 4.375%, 03/15/2029	31,409	0.0
256,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	234,220	0.0
207,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	166,939	0.0
1,093,000		Diamondback Energy, Inc., 6.250%, 03/15/2033	1,155,757	0.1
1,029,000		Diamondback Energy, Inc., 6.250%, 03/15/2053	1,066,880	0.1
979,000	(3)	Enbridge, Inc., 5.750%, 07/15/2080	873,334	0.0
809,000	(3)	Enbridge, Inc., 7.375%, 01/15/2083	775,451	0.0
798,000	(3)	Enbridge, Inc., 7.625%, 01/15/2083	780,434	0.0
582,000		Energy Transfer L.P., 4.250%, 04/01/2024	574,717	0.0
154,000		Energy Transfer L.P., 4.900%, 03/15/2035	144,022	0.0
1,625,000		Energy Transfer L.P., 5.300%, 04/01/2044	1,440,715	0.1
1,386,000		Energy Transfer L.P., 5.300%, 04/15/2047	1,217,057	0.1
845,000		Energy Transfer L.P., 5.350%, 05/15/2045	748,538	0.0
169,000		Energy Transfer L.P., 5.400%, 10/01/2047	150,473	0.0
1,419,000		Energy Transfer L.P., 5.750%, 02/15/2033	1,454,830	0.1
399,000		Energy Transfer L.P., 5.800%, 06/15/2038	392,440	0.0
1,067,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,057,949	0.1
1,385,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,358,845	0.1
1,198,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	941,841	0.1
218,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	185,192	0.0
1,200,000	(3)	Enterprise Products Operating LLC, 7.858%, 08/16/2077	1,128,583	0.1
55,000		EQT Corp., 5.700%, 04/01/2028	54,995	0.0
826,000		Equinor ASA, 3.125%, 04/06/2030	774,953	0.0
304,000		Exxon Mobil Corp., 2.275%, 08/16/2026	285,529	0.0
95,000		Exxon Mobil Corp., 2.995%, 08/16/2039	76,921	0.0
387,000		Exxon Mobil Corp., 4.227%, 03/19/2040	362,847	0.0
1,000,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	988,785	0.1
920,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	854,283	0.0
337,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	297,764	0.0
502,000		Kinder Morgan, Inc., 5.200%, 06/01/2033	499,117	0.0
786,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	744,774	0.0
779,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	674,073	0.0
752,000		Marathon Petroleum Corp., 5.125%, 12/15/2026	759,496	0.0
172,000		MPLX L.P., 1.750%, 03/01/2026	157,064	0.0
206,000		MPLX L.P., 4.000%, 02/15/2025	201,665	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,100,000		MPLX L.P., 4.000%, 03/15/2028	1,053,493	0.1
360,000		MPLX L.P., 5.200%, 03/01/2047	323,051	0.0
473,000		MPLX L.P., 5.500%, 02/15/2049	440,799	0.0
611,000	(1)	Northern Natural Gas Co., 3.400%, 10/16/2051	439,907	0.0
414,000		ONEOK Partners L.P., 6.125%, 02/01/2041	406,893	0.0
908,000		ONEOK Partners L.P., 6.200%, 09/15/2043	891,430	0.0
112,000		ONEOK, Inc., 3.100%, 03/15/2030	97,975	0.0
766,000		ONEOK, Inc., 5.850%, 01/15/2026	777,778	0.0
164,000		Phillips 66, 0.900%, 02/15/2024	158,609	0.0
136,000		Phillips 66, 2.150%, 12/15/2030	112,313	0.0
129,000		Pioneer Natural Resources Co., 1.900%, 08/15/2030	105,097	0.0
545,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	487,865	0.0
35,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	26,174	0.0
1,779,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,760,633	0.1
313,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	246,380	0.0
187,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	150,110	0.0
1,522,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,463,210	0.1
906,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	903,463	0.0
584,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	488,275	0.0
104,000		Shell International Finance BV, 2.875%, 11/26/2041	79,962	0.0
170,000		Shell International Finance BV, 3.000%, 11/26/2051	122,722	0.0
604,000		Targa Resources Corp., 4.200%, 02/01/2033	543,765	0.0
530,000		Targa Resources Corp., 4.950%, 04/15/2052	440,465	0.0
307,000		Targa Resources Corp., 6.125%, 03/15/2033	318,078	0.0
274,000		Targa Resources Corp., 6.250%, 07/01/2052	270,663	0.0
1,361,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	1,274,909	0.1
361,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	282,916	0.0
113,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	102,406	0.0
202,000		Williams Cos, Inc./The, 2.600%, 03/15/2031	170,009	0.0
3,804,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	3,717,073	0.2
247,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	226,383	0.0
1,017,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	954,169	0.1
1,198,000		Williams Cos, Inc./The, 5.650%, 03/15/2033	1,237,950	0.1
387,000		Williams Partners L.P., 3.750%, 06/15/2027	371,603	0.0
			49,459,892	2.0

		Financial: 8.5%
600,000	(1),(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	460,949	0.0
256,000		Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	234,978	0.0
983,000		Alleghany Corp., 3.250%, 08/15/2051	717,358	0.0
916,000		Alleghany Corp., 3.625%, 05/15/2030	863,482	0.1
45,000		Alleghany Corp., 4.900%, 09/15/2044	42,617	0.0
513,000		Allstate Corp./The, 1.450%, 12/15/2030	399,452	0.0
1,008,000		Allstate Corp./The, 5.250%, 03/30/2033	1,019,965	0.1
909,000	(3)	American Express Co., 4.420%, 08/03/2033	869,677	0.1
335,000		American Homes 4 Rent L.P., 2.375%, 07/15/2031	267,468	0.0
213,000		American Homes 4 Rent L.P., 3.375%, 07/15/2051	141,385	0.0
852,000		American Homes 4 Rent L.P., 3.625%, 04/15/2032	738,966	0.0
339,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	267,554	0.0
382,000		American International Group, Inc., 3.900%, 04/01/2026	371,895	0.0
248,000		American Tower Corp., 2.700%, 04/15/2031	208,155	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

179,000		American Tower Corp., 3.600%, 01/15/2028	168,055	0.0
537,000		American Tower Corp., 3.650%, 03/15/2027	510,457	0.0
93,000		American Tower Corp., 4.400%, 02/15/2026	91,735	0.0
729,000		American Tower Corp., 5.650%, 03/15/2033	750,841	0.0
1,144,000		Arthur J Gallagher & Co., 5.750%, 03/02/2053	1,148,583	0.1
224,000	(1),(3)	ASB Bank Ltd., 5.284%, 06/17/2032	214,839	0.0
1,161,000		Assurant, Inc., 3.700%, 02/22/2030	1,011,818	0.1
1,038,000	(1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	899,534	0.1
699,000	(1)	Aviation Capital Group LLC, 3.500%, 11/01/2027	624,921	0.0
619,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	616,452	0.0
863,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	852,660	0.1
712,000	(1)	Aviation Capital Group LLC, 6.250%, 04/15/2028	713,896	0.0
237,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	210,882	0.0
1,770,000	(1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	1,478,842	0.1
164,000	(1)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	154,055	0.0
131,000	(1)	Avolon Holdings Funding Ltd., 5.500%, 01/15/2026	128,387	0.0
1,000,000		Banco Santander SA, 2.746%, 05/28/2025	943,901	0.1
600,000	(3)	Banco Santander SA, 3.225%, 11/22/2032	468,024	0.0
1,710,000	(3)	Bank of America Corp., 1.197%, 10/24/2026	1,537,134	0.1
3,375,000	(3)	Bank of America Corp., 1.530%, 12/06/2025	3,157,896	0.1
482,000	(3)	Bank of America Corp., 1.658%, 03/11/2027	436,755	0.0
4,955,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	4,447,263	0.2
1,668,000	(3)	Bank of America Corp., 1.843%, 02/04/2025	1,618,942	0.1
687,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	551,358	0.0
225,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	210,982	0.0
1,538,000	(3)	Bank of America Corp., 2.087%, 06/14/2029	1,325,654	0.1
1,190,000	(3)	Bank of America Corp., 2.299%, 07/21/2032	959,919	0.1
2,055,000	(3)	Bank of America Corp., 2.482%, 09/21/2036	1,562,084	0.1
806,000	(3)	Bank of America Corp., 2.572%, 10/20/2032	659,314	0.0
145,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	122,880	0.0
209,000	(3)	Bank of America Corp., 2.651%, 03/11/2032	174,624	0.0
420,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	297,483	0.0
3,149,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	2,629,872	0.1
519,000	(3)	Bank of America Corp., 2.972%, 02/04/2033	437,393	0.0
1,072,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	953,613	0.1
2,664,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,477,271	0.1
1,490,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	1,401,376	0.1
476,000	(3)	Bank of America Corp., 3.705%, 04/24/2028	450,335	0.0
2,205,000	(3)	Bank of America Corp., 3.846%, 03/08/2037	1,881,960	0.1
435,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	412,342	0.0
236,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	194,299	0.0
1,133,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	1,091,760	0.1
531,000	(3)	Bank of America Corp., 4.375%, 12/31/2199	452,751	0.0
669,000	(3)	Bank of America Corp., 4.571%, 04/27/2033	637,320	0.0
195,000	(2),(3)	Bank of America Corp., 5.015%, 07/22/2033	193,005	0.0
1,153,000	(2),(3)	Bank of America Corp., 6.125%, 12/31/2199	1,137,146	0.1
252,000		Bank of Montreal, 3.700%, 06/07/2025	244,935	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

92,000	(3)	Bank of New York Mellon Corp./The, 4.596%, 07/26/2030	90,077	0.0
3,085,000	(3)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	2,721,950	0.1
679,000		Bank of Nova Scotia/The, 4.850%, 02/01/2030	671,101	0.0
2,122,000	(1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	2,098,761	0.1
65,000		Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	62,305	0.0
798,000	(1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	663,907	0.0
1,107,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	842,049	0.0
3,428,000	(1)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	3,596,010	0.2
655,000	(1),(3)	BPCE SA, 2.045%, 10/19/2027	574,479	0.0
955,000	(1)	BPCE SA, 5.700%, 10/22/2023	947,854	0.1
216,000		Brighthouse Financial, Inc., 4.700%, 06/22/2047	158,156	0.0
290,000		Camden Property Trust, 2.800%, 05/15/2030	251,469	0.0
725,000	(3)	Capital One Financial Corp., 1.878%, 11/02/2027	624,981	0.0
1,937,000	(3)	Capital One Financial Corp., 3.273%, 03/01/2030	1,651,878	0.1
857,000		Chubb INA Holdings, Inc., 1.375%, 09/15/2030	693,900	0.0
561,000		CI Financial Corp., 4.100%, 06/15/2051	340,444	0.0
806,000	(3)	Citigroup, Inc., 1.462%, 06/09/2027	716,270	0.0
130,000	(3)	Citigroup, Inc., 3.070%, 02/24/2028	120,991	0.0
159,000	(3)	Citigroup, Inc., 4.412%, 03/31/2031	151,062	0.0
745,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	569,959	0.0
538,000	(1),(3)	Cooperatieve Rabobank UA, 4.655%, 08/22/2028	523,246	0.0
1,809,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	1,653,446	0.1
1,150,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	996,790	0.1
2,679,000	(1),(3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	2,393,425	0.1
6,000,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	5,767,500	0.3
738,000		Credit Suisse AG/New York NY, 1.250%, 08/07/2026	624,533	0.0
1,030,000		Credit Suisse AG/New York NY, 5.000%, 07/09/2027	993,950	0.1
250,000	(1),(3)	Credit Suisse Group AG, 6.537%, 08/12/2033	257,500	0.0
557,000	(1),(3)	Credit Suisse Group AG, 9.016%, 11/15/2033	661,382	0.0
344,000		Crown Castle, Inc., 2.100%, 04/01/2031	281,277	0.0
445,000		Crown Castle, Inc., 2.900%, 03/15/2027	413,314	0.0
760,000		CubeSmart L.P., 2.250%, 12/15/2028	653,356	0.0
242,000		CubeSmart L.P., 2.500%, 02/15/2032	194,515	0.0
330,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	311,591	0.0
813,000	(1),(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	617,755	0.0
180,000		Extra Space Storage L.P., 3.900%, 04/01/2029	166,001	0.0
1,748,000		First Horizon Bank, 5.750%, 05/01/2030	1,643,828	0.1
244,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	248,501	0.0
121,000		Goldman Sachs Group, Inc., 6.450%, 05/01/2036	129,386	0.0
20,000	(3)	Goldman Sachs Group, Inc./The, 2.383%, 07/21/2032	16,251	0.0
181,000		Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	175,852	0.0
24,000		Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	26,429	0.0
106,000		Goldman Sachs Group, Inc./The, 6.552%, (US0003M + 1.750%), 10/28/2027	107,211	0.0
507,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	534,940	0.0
3,208,000	(1)	Hartford Financial Services Group, Inc./The, 6.989%, (US0003M + 2.125%), 02/12/2067	2,594,713	0.1
1,070,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	944,167	0.1
439,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	376,421	0.0
1,875,000	(3)	HSBC Holdings PLC, 2.206%, 08/17/2029	1,573,560	0.1
1,331,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,260,245	0.1
594,000	(3)	HSBC Holdings PLC, 2.804%, 05/24/2032	485,430	0.0
1,257,000	(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	1,186,587	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,710,000	(3)	HSBC Holdings PLC, 4.600%, 12/31/2199	1,281,349	0.1
1,615,000	(2),(3)	HSBC Holdings PLC, 6.254%, 03/09/2034	1,689,793	0.1
900,000	(3)	HSBC Holdings PLC, 6.332%, 03/09/2044	952,773	0.1
359,000	(3)	ING Groep NV, 4.017%, 03/28/2028	340,027	0.0
2,441,000	(1)	Intact Financial Corp., 5.459%, 09/22/2032	2,470,858	0.1
135,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	114,168	0.0
1,059,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	770,658	0.0
629,000		Intercontinental Exchange, Inc., 4.000%, 09/15/2027	622,333	0.0
112,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	98,327	0.0
189,000		Intercontinental Exchange, Inc., 4.350%, 06/15/2029	186,246	0.0
3,044,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	3,027,440	0.1
72,000		Intercontinental Exchange, Inc., 4.950%, 06/15/2052	70,634	0.0
389,000		Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	298,857	0.0
2,145,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	1,800,434	0.1
108,000		Invitation Homes Operating Partnership L.P., 2.700%, 01/15/2034	82,794	0.0
331,000		Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	297,020	0.0
3,226,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	3,057,827	0.1
1,777,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,587,518	0.1
1,433,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	1,265,052	0.1
994,000	(3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	893,834	0.1
275,000	(3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	221,412	0.0
1,660,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	1,441,555	0.1
140,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	131,075	0.0
533,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	477,860	0.0
268,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	256,414	0.0
304,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	288,292	0.0
2,843,000	(3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	2,637,756	0.1
107,000	(3)	JPMorgan Chase & Co., 2.963%, 01/25/2033	91,579	0.0
163,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	124,811	0.0
437,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	310,267	0.0
283,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	265,038	0.0
224,000	(3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	217,712	0.0
459,000	(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	446,152	0.0
435,000		Kite Realty Group L.P., 4.000%, 10/01/2026	411,242	0.0
420,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	400,577	0.0
454,000		Life Storage L.P., 2.400%, 10/15/2031	366,478	0.0
605,000		Life Storage L.P., 4.000%, 06/15/2029	556,424	0.0
317,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	297,473	0.0
200,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	194,507	0.0
640,000	(3)	Lloyds Banking Group PLC, 5.871%, 03/06/2029	645,769	0.0
2,704,000	(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	2,497,820	0.1
420,000	(1)	LSEGA Financing PLC, 1.375%, 04/06/2026	375,291	0.0
1,985,000		Main Street Capital Corp., 3.000%, 07/14/2026	1,733,033	0.1
811,000		Marsh & McLennan Cos, Inc., 5.450%, 03/15/2053	836,625	0.0
1,639,000	(1)	Metropolitan Life Global Funding I, 5.150%, 03/28/2033	1,653,843	0.1
62,000		Mid-America Apartments L.P., 1.700%, 02/15/2031	49,186	0.0
308,000		Mid-America Apartments L.P., 2.750%, 03/15/2030	269,928	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

176,000		Mid-America Apartments L.P., 3.600%, 06/01/2027	168,097	0.0
290,000	(2)	Mid-America Apartments L.P., 4.200%, 06/15/2028	282,289	0.0
121,000		Mid-America Apartments L.P., 4.300%, 10/15/2023	120,672	0.0
382,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	350,533	0.0
2,731,000	(3)	Mitsubishi UFJ Financial Group, Inc., 5.441%, 02/22/2034	2,761,476	0.1
799,000	(3)	Mitsubishi UFJ Financial Group, Inc., 5.475%, 02/22/2031	805,240	0.0
1,203,000	(3)	Mizuho Financial Group, Inc., 5.754%, 05/27/2034	1,231,343	0.1
620,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	596,636	0.0
213,000	(3)	Morgan Stanley, 0.985%, 12/10/2026	190,023	0.0
2,728,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	2,426,598	0.1
1,617,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	1,450,341	0.1
295,000	(3)	Morgan Stanley, 1.928%, 04/28/2032	232,266	0.0
1,074,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	1,008,249	0.1
519,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	474,543	0.0
61,000	(3)	Morgan Stanley, 2.511%, 10/20/2032	50,015	0.0
642,000	(3)	Morgan Stanley, 2.720%, 07/22/2025	619,147	0.0
983,000	(3)	Morgan Stanley, 2.802%, 01/25/2052	650,131	0.0
1,635,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,545,612	0.1
585,000	(3)	Morgan Stanley, 3.737%, 04/24/2024	583,975	0.0
538,000		Morgan Stanley, 3.875%, 01/27/2026	525,397	0.0
4,000,000		Morgan Stanley, 4.000%, 07/23/2025	3,917,943	0.2
2,497,000	(3)	Morgan Stanley, 5.297%, 04/20/2037	2,356,279	0.1
3,597,000	(3)	Morgan Stanley, 5.948%, 01/19/2038	3,580,395	0.2
377,000	(3)	Morgan Stanley, 6.296%, 10/18/2028	396,759	0.0
4,376,000	(3)	Morgan Stanley, 6.342%, 10/18/2033	4,783,261	0.2
654,000	(1)	National Australia Bank Ltd., 6.429%, 01/12/2033	674,304	0.0
1,695,000	(1)	New York Life Global Funding, 4.550%, 01/28/2033	1,679,144	0.1
376,000	(1)	Nordea Bank Abp, 5.375%, 09/22/2027	378,062	0.0
3,024,000		Northern Trust Corp., 6.125%, 11/02/2032	3,225,862	0.1
1,611,000	(1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	1,387,688	0.1
1,514,000		Old Republic International Corp., 3.850%, 06/11/2051	1,138,053	0.1
5,000,000		ORIX Corp., 3.250%, 12/04/2024	4,835,977	0.2
915,000		Owl Rock Capital Corp., 2.875%, 06/11/2028	742,847	0.0
907,000	(1)	OWL Rock Core Income Corp., 7.750%, 09/16/2027	895,265	0.1
3,301,000	(3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	2,744,699	0.1
295,000		Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	203,007	0.0
1,130,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,068,637	0.1
538,000	(2),(3)	PNC Financial Services Group, Inc./The, 6.000%, 12/31/2199	496,606	0.0
3,438,000	(3)	PNC Financial Services Group, Inc./The, 6.250%, 12/31/2199	3,205,935	0.1
458,000		Principal Financial Group, Inc., 5.375%, 03/15/2033	458,745	0.0
438,000		Principal Financial Group, Inc., 5.500%, 03/15/2053	419,837	0.0
388,000		Prologis L.P., 2.250%, 01/15/2032	319,545	0.0
351,000		Prologis L.P., 4.750%, 06/15/2033	349,067	0.0
294,000		Prologis L.P., 5.250%, 06/15/2053	294,897	0.0
365,000		Public Storage, 1.950%, 11/09/2028	320,849	0.0
405,000		Realty Income Corp., 3.950%, 08/15/2027	390,727	0.0
120,000		Realty Income Corp., 4.850%, 03/15/2030	118,338	0.0
704,000		Realty Income Corp., 4.875%, 06/01/2026	700,984	0.0
1,158,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	918,431	0.1
42,000		Royal Bank of Canada, 3.625%, 05/04/2027	40,250	0.0
89,000		Royal Bank of Canada, 4.240%, 08/03/2027	86,832	0.0
448,000		Sabra Health Care L.P., 3.200%, 12/01/2031	329,077	0.0
640,000	(3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	563,646	0.0
164,000	(3)	State Street Corp., 5.820%, 11/04/2028	171,206	0.0
248,000		Sumitomo Mitsui Financial Group, Inc., 5.520%, 01/13/2028	252,325	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

162,000		Toronto-Dominion Bank/The, 2.800%, 03/10/2027	149,563	0.0
405,000		Toronto-Dominion Bank/The, 4.108%, 06/08/2027	392,507	0.0
467,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	411,793	0.0
237,000	(3)	Truist Financial Corp., 4.800%, 12/31/2199	207,968	0.0
862,000	(3)	Truist Financial Corp., 5.100%, 12/31/2199	759,038	0.0
927,000	(3)	Truist Financial Corp., 5.122%, 01/26/2034	904,813	0.1
889,000		Truist Financial Corp., 5.516%, (US0003M + 0.650%), 03/15/2028	806,227	0.0
2,983,000		UBS AG, 5.125%, 05/15/2024	2,905,964	0.1
750,000	(1),(3)	UBS Group AG, 1.364%, 01/30/2027	659,290	0.0
812,000	(1),(3)	UBS Group AG, 3.179%, 02/11/2043	579,573	0.0
525,000	(1),(3)	UBS Group AG, 4.375%, 12/31/2199	365,531	0.0
633,000	(1),(3)	UBS Group AG, 4.751%, 05/12/2028	607,827	0.0
391,000	(3)	UBS Group AG, 5.125%, 12/31/2199	328,510	0.0
163,000		Ventas Realty L.P., 5.700%, 09/30/2043	158,219	0.0
370,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	348,301	0.0
1,678,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	1,595,612	0.1
539,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	402,511	0.0
245,000	(3)	Wells Fargo & Co., 4.611%, 04/25/2053	217,646	0.0
594,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	560,119	0.0
61,000		Weyerhaeuser Co., 4.000%, 03/09/2052	49,484	0.0
			204,644,773	8.5

		Industrial: 1.7%
593,000		Avnet, Inc., 5.500%, 06/01/2032	579,110	0.0
689,000		Avnet, Inc., 6.250%, 03/15/2028	701,877	0.0
1,472,000		Berry Global, Inc., 1.650%, 01/15/2027	1,290,103	0.1
1,581,000	(2)	Boeing Co/The, 3.250%, 02/01/2028	1,473,948	0.1
446,000		Boeing Co/The, 3.250%, 02/01/2035	364,641	0.0
340,000		Boeing Co/The, 3.625%, 02/01/2031	311,766	0.0
211,000		Boeing Co/The, 3.850%, 11/01/2048	158,067	0.0
768,000		Boeing Co/The, 4.875%, 05/01/2025	766,816	0.0
980,000		Boeing Co/The, 5.150%, 05/01/2030	986,636	0.0
283,000		Boeing Co/The, 5.705%, 05/01/2040	286,577	0.0
1,046,000		Boeing Co/The, 5.805%, 05/01/2050	1,054,426	0.1
77,000		Boeing Co/The, 5.930%, 05/01/2060	77,062	0.0
1,161,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	988,395	0.1
488,000		Burlington Northern Santa Fe LLC, 4.050%, 06/15/2048	429,163	0.0
189,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	175,714	0.0
117,000		Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	109,017	0.0
1,394,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	1,306,689	0.1
126,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	123,936	0.0
155,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	158,074	0.0
62,000		CNH Industrial Capital LLC, 5.450%, 10/14/2025	62,741	0.0
416,000		CSX Corp., 4.500%, 11/15/2052	381,371	0.0
1,901,000		CSX Corp., 4.650%, 03/01/2068	1,704,452	0.1
160,000		Deere & Co., 3.100%, 04/15/2030	147,592	0.0
83,000		Honeywell International, Inc., 5.000%, 02/15/2033	87,533	0.0
740,000		John Deere Capital Corp., 3.350%, 04/18/2029	701,428	0.0
765,000		John Deere Capital Corp., 4.750%, 01/20/2028	781,521	0.0
1,068,000	(1)	Komatsu Finance America, Inc., 5.499%, 10/06/2027	1,102,093	0.1
399,000		Lockheed Martin Corp., 5.250%, 01/15/2033	426,461	0.0
619,000		Lockheed Martin Corp., 5.700%, 11/15/2054	706,199	0.0
290,000		Lockheed Martin Corp., 5.900%, 11/15/2063	340,528	0.0
219,000		Norfolk Southern Corp., 3.950%, 10/01/2042	187,229	0.0
387,000		Norfolk Southern Corp., 4.100%, 05/15/2121	274,442	0.0
133,000		Norfolk Southern Corp., 4.550%, 06/01/2053	119,838	0.0
648,000		Northrop Grumman Corp., 4.950%, 03/15/2053	646,973	0.0
203,000		Parker-Hannifin Corp., 4.250%, 09/15/2027	199,332	0.0
1,295,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	1,164,906	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,661,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	1,485,637	0.1
118,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	117,026	0.0
177,000		Raytheon Technologies Corp., 4.350%, 04/15/2047	160,531	0.0
1,671,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	1,586,647	0.1
2,315,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	2,196,320	0.1
17,000		Raytheon Technologies Corp., 4.800%, 12/15/2043	16,227	0.0
898,000		Raytheon Technologies Corp., 5.150%, 02/27/2033	935,069	0.0
1,007,000		Raytheon Technologies Corp., 5.375%, 02/27/2053	1,061,361	0.1
324,000	(1)	Regal Rexnord Corp., 6.300%, 02/15/2030	326,568	0.0
324,000	(1)	Regal Rexnord Corp., 6.400%, 04/15/2033	324,586	0.0
119,000		Republic Services, Inc., 2.900%, 07/01/2026	113,665	0.0
1,363,000		Republic Services, Inc., 5.000%, 04/01/2034	1,389,542	0.1
1,070,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	936,714	0.0
1,624,000	(1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	1,426,163	0.1
955,000		Trane Technologies Financing Ltd., 5.250%, 03/03/2033	987,866	0.1
47,000		Trane Technologies Global Holding Co. Ltd., 3.750%, 08/21/2028	45,447	0.0
64,000		Trane Technologies Luxembourg Finance SA, 3.500%, 03/21/2026	62,136	0.0
845,000		Trane Technologies Luxembourg Finance SA, 3.550%, 11/01/2024	826,192	0.0
46,000		Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	43,632	0.0
2,250,000	(1)	TTX Co., 3.600%, 01/15/2025	2,191,585	0.1
265,000	(1)	TTX Co., 5.650%, 12/01/2052	289,171	0.0
76,000		Union Pacific Corp., 3.375%, 02/14/2042	62,780	0.0
1,349,000		Union Pacific Corp., 3.500%, 02/14/2053	1,070,375	0.1
130,000		Union Pacific Corp., 3.550%, 08/15/2039	110,572	0.0
21,000		Union Pacific Corp., 3.600%, 09/15/2037	18,504	0.0
140,000		Union Pacific Corp., 3.799%, 10/01/2051	117,793	0.0
145,000		Union Pacific Corp., 3.839%, 03/20/2060	118,025	0.0
46,000		Union Pacific Corp., 4.100%, 09/15/2067	38,382	0.0
703,000		Union Pacific Corp., 5.150%, 01/20/2063	710,145	0.0
336,000		Waste Connections, Inc., 2.600%, 02/01/2030	296,251	0.0
519,000		Waste Management, Inc., 4.625%, 02/15/2030	519,503	0.0
465,000		Waste Management, Inc., 4.625%, 02/15/2033	466,376	0.0
120,000		WRKCo, Inc., 4.650%, 03/15/2026	118,912	0.0
386,000		Xylem, Inc./NY, 3.250%, 11/01/2026	367,491	0.0
			40,913,850	1.7

		Technology: 1.6%
1,722,000	(2)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	1,655,372	0.1
1,934,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	1,803,756	0.1
231,000		Apple, Inc., 1.650%, 02/08/2031	193,403	0.0
246,000		Apple, Inc., 2.700%, 08/05/2051	173,567	0.0
885,000		Apple, Inc., 2.850%, 08/05/2061	611,280	0.0
2,242,000		Apple, Inc., 3.850%, 05/04/2043	2,040,992	0.1
134,000		Apple, Inc., 3.950%, 08/08/2052	120,283	0.0
313,000		Apple, Inc., 4.100%, 08/08/2062	279,700	0.0
139,000		Apple, Inc., 4.250%, 02/09/2047	133,376	0.0
66,000		Apple, Inc., 4.375%, 05/13/2045	64,145	0.0
179,000		Apple, Inc., 4.650%, 02/23/2046	180,458	0.0
126,000	(1)	Broadcom, Inc., 2.450%, 02/15/2031	103,216	0.0
503,000	(1)	Broadcom, Inc., 3.187%, 11/15/2036	381,609	0.0
183,000	(1)	Broadcom, Inc., 3.419%, 04/15/2033	153,248	0.0
2,273,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	2,069,127	0.1
1,000,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,026,824	0.1
408,000		Fiserv, Inc., 3.500%, 07/01/2029	378,859	0.0
142,000		Fiserv, Inc., 5.450%, 03/02/2028	145,102	0.0
1,200,000		HP, Inc., 2.650%, 06/17/2031	979,577	0.1
472,000		Intel Corp., 2.800%, 08/12/2041	342,807	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

638,000		Intel Corp., 3.100%, 02/15/2060	420,921	0.0
111,000		Intel Corp., 3.700%, 07/29/2025	109,472	0.0
974,000		Intel Corp., 5.125%, 02/10/2030	992,300	0.1
43,000		Intel Corp., 5.200%, 02/10/2033	43,821	0.0
1,174,000		Intel Corp., 5.900%, 02/10/2063	1,209,780	0.1
1,846,000		International Business Machines Corp., 3.500%, 05/15/2029	1,734,991	0.1
187,000		International Business Machines Corp., 4.150%, 07/27/2027	185,059	0.0
141,000		International Business Machines Corp., 4.900%, 07/27/2052	131,614	0.0
142,000		KLA Corp., 4.950%, 07/15/2052	140,905	0.0
796,000		KLA Corp., 5.250%, 07/15/2062	806,969	0.0
1,668,000		Kyndryl Holdings, Inc., 2.050%, 10/15/2026	1,450,553	0.1
928,000	(2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	778,051	0.0
625,000	(2)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	478,403	0.0
3,000		Microsoft Corp., 2.525%, 06/01/2050	2,126	0.0
148,000		Microsoft Corp., 2.675%, 06/01/2060	102,330	0.0
3,513,000		Microsoft Corp., 2.921%, 03/17/2052	2,674,173	0.1
44,000		Microsoft Corp., 3.450%, 08/08/2036	40,743	0.0
478,000		NVIDIA Corp., 1.550%, 06/15/2028	421,519	0.0
105,000		NVIDIA Corp., 2.000%, 06/15/2031	88,394	0.0
167,000		NVIDIA Corp., 3.500%, 04/01/2040	143,556	0.0
56,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	39,778	0.0
511,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	342,106	0.0
143,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	128,678	0.0
233,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	228,583	0.0
2,265,000		Oracle Corp., 2.300%, 03/25/2028	2,027,832	0.1
197,000		Oracle Corp., 2.800%, 04/01/2027	183,217	0.0
170,000		Oracle Corp., 2.950%, 05/15/2025	163,726	0.0
404,000		Oracle Corp., 3.250%, 11/15/2027	379,886	0.0
669,000		Oracle Corp., 3.600%, 04/01/2050	475,203	0.0
998,000		Oracle Corp., 3.650%, 03/25/2041	770,868	0.0
1,261,000		Oracle Corp., 3.800%, 11/15/2037	1,048,457	0.1
148,000		Oracle Corp., 3.850%, 07/15/2036	126,658	0.0
170,000		Oracle Corp., 3.850%, 04/01/2060	118,842	0.0
334,000		Oracle Corp., 3.950%, 03/25/2051	251,823	0.0
338,000		Oracle Corp., 4.125%, 05/15/2045	265,910	0.0
215,000		Oracle Corp., 4.300%, 07/08/2034	197,259	0.0
279,000		Oracle Corp., 4.900%, 02/06/2033	273,387	0.0
139,000		Oracle Corp., 5.550%, 02/06/2053	132,509	0.0
804,000		Oracle Corp., 6.150%, 11/09/2029	856,743	0.1
551,000		Oracle Corp., 6.900%, 11/09/2052	618,371	0.0
1,115,000		QUALCOMM, Inc., 6.000%, 05/20/2053	1,268,303	0.1
469,000		Salesforce, Inc., 2.700%, 07/15/2041	352,690	0.0
619,000		Texas Instruments, Inc., 3.650%, 08/16/2032	588,323	0.0
327,000		Texas Instruments, Inc., 3.875%, 03/15/2039	298,713	0.0
174,000		Texas Instruments, Inc., 4.100%, 08/16/2052	161,020	0.0
981,000	(2)	Texas Instruments, Inc., 4.900%, 03/14/2033	1,021,188	0.1
789,000		Texas Instruments, Inc., 5.000%, 03/14/2053	833,330	0.0
809,000		VMware, Inc., 1.400%, 08/15/2026	715,966	0.0
			38,661,750	1.6

		Utilities: 4.1%
1,198,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	1,156,613	0.1
1,068,000		AES Corp./The, 1.375%, 01/15/2026	961,774	0.1
880,000	(1)	AES Corp./The, 3.950%, 07/15/2030	789,941	0.0
100,000		Alabama Power Co., 3.450%, 10/01/2049	75,191	0.0
116,000		Alabama Power Co., 3.750%, 03/01/2045	93,599	0.0
19,000		Alabama Power Co., 3.850%, 12/01/2042	15,999	0.0
139,000		Alabama Power Co., 4.300%, 07/15/2048	120,787	0.0
101,000	(1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	89,415	0.0
794,000	(3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	636,519	0.0
620,000		American Electric Power Co., Inc., 5.625%, 03/01/2033	641,855	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

503,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	423,938	0.0
1,377,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	1,310,537	0.1
184,000		Appalachian Power Co., 3.400%, 06/01/2025	178,328	0.0
256,000		Appalachian Power Co., 4.500%, 03/01/2049	221,438	0.0
167,000		Avangrid, Inc., 3.150%, 12/01/2024	161,967	0.0
323,000		Avangrid, Inc., 3.200%, 04/15/2025	309,375	0.0
833,000		Avangrid, Inc., 3.800%, 06/01/2029	782,931	0.0
912,000		Baltimore Gas and Electric Co., 2.250%, 06/15/2031	770,141	0.0
583,000		Black Hills Corp., 3.050%, 10/15/2029	509,370	0.0
1,800,000		Black Hills Corp., 4.250%, 11/30/2023	1,787,411	0.1
272,000		Black Hills Corp., 4.350%, 05/01/2033	250,182	0.0
330,000		CenterPoint Energy Houston Electric LLC, 4.950%, 04/01/2033	337,190	0.0
537,000	(3)	CMS Energy Corp., 3.750%, 12/01/2050	403,765	0.0
1,363,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	1,181,012	0.1
1,246,000		Connecticut Light and Power Co/The, 5.250%, 01/15/2053	1,289,386	0.1
400,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	406,419	0.0
600,000		Constellation Energy Generation LLC, 5.600%, 03/01/2028	618,024	0.0
78,000	(3)	Dominion Energy, Inc., 3.071%, 08/15/2024	75,704	0.0
187,000	(3)	Dominion Energy, Inc., 4.350%, 12/31/2199	155,631	0.0
1,164,000		Dominion Energy, Inc., 5.375%, 11/15/2032	1,194,045	0.1
419,000		DTE Electric Co., 5.200%, 04/01/2033	432,889	0.0
286,000		DTE Electric Co., 5.400%, 04/01/2053	300,231	0.0
405,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	347,774	0.0
1,189,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	953,547	0.1
131,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	106,554	0.0
928,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	795,480	0.0
92,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	81,789	0.0
1,272,000		Duke Energy Carolinas LLC, 5.350%, 01/15/2053	1,325,752	0.1
137,000		Duke Energy Carolinas LLC, 6.450%, 10/15/2032	152,064	0.0
52,000		Duke Energy Corp., 3.150%, 08/15/2027	48,909	0.0
360,000	(3)	Duke Energy Corp., 4.875%, 12/31/2199	346,356	0.0
930,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	781,270	0.0
582,000		Duke Energy Florida LLC, 5.950%, 11/15/2052	648,687	0.0
514,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	376,926	0.0
399,000		Duke Energy Indiana LLC, 5.400%, 04/01/2053	406,954	0.0
177,000		Duke Energy Ohio, Inc., 3.700%, 06/15/2046	135,993	0.0
121,000		Duke Energy Ohio, Inc., 4.300%, 02/01/2049	103,496	0.0
330,000		Duke Energy Ohio, Inc., 5.250%, 04/01/2033	339,787	0.0
280,000		Duke Energy Ohio, Inc., 5.650%, 04/01/2053	293,996	0.0
479,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	374,622	0.0
579,000		Duke Energy Progress LLC, 4.000%, 04/01/2052	483,164	0.0
403,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	348,694	0.0
186,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	160,842	0.0
1,248,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	1,074,961	0.1
331,000		Duke Energy Progress LLC, 5.250%, 03/15/2033	344,261	0.0
821,000		Duke Energy Progress LLC, 5.350%, 03/15/2053	848,906	0.0
485,000	(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	393,379	0.0
262,000	(1)	Enel Finance America LLC, 7.100%, 10/14/2027	281,798	0.0
841,000	(1)	Enel Finance International NV, 7.500%, 10/14/2032	937,947	0.0
1,090,000	(1)	Enel Finance International NV, 7.750%, 10/14/2052	1,278,215	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

738,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	478,966	0.0
245,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	181,104	0.0
19,000		Entergy Arkansas LLC, 4.000%, 06/01/2028	18,420	0.0
446,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	382,843	0.0
406,000		Entergy Arkansas LLC, 5.150%, 01/15/2033	417,341	0.0
1,626,000		Entergy Corp., 0.900%, 09/15/2025	1,465,102	0.1
745,000		Entergy Corp., 2.400%, 06/15/2031	617,645	0.0
417,000		Entergy Corp., 2.800%, 06/15/2030	361,200	0.0
172,000		Entergy Louisiana LLC, 0.620%, 11/17/2023	166,967	0.0
8,000		Entergy Louisiana LLC, 3.250%, 04/01/2028	7,474	0.0
102,000		Entergy Louisiana LLC, 4.000%, 03/15/2033	95,583	0.0
34,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	33,789	0.0
117,000		Entergy Louisiana LLC, 5.590%, 10/01/2024	117,996	0.0
72,000		Entergy Mississippi LLC, 3.500%, 06/01/2051	54,478	0.0
111,000		Entergy Mississippi LLC, 3.850%, 06/01/2049	88,406	0.0
1,088,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	791,169	0.0
1,017,000		Evergy Kansas Central, Inc., 5.700%, 03/15/2053	1,069,071	0.1
1,364,000		Eversource Energy, 1.400%, 08/15/2026	1,222,944	0.1
1,320,000		Eversource Energy, 2.900%, 03/01/2027	1,232,538	0.1
797,000		Eversource Energy, 5.450%, 03/01/2028	826,494	0.0
507,000		Exelon Corp., 4.950%, 06/15/2035	500,105	0.0
1,401,000		Exelon Corp., 5.150%, 03/15/2028	1,426,629	0.1
561,000		Exelon Corp., 5.600%, 03/15/2053	572,207	0.0
12,000		Florida Power & Light Co., 2.875%, 12/04/2051	8,442	0.0
122,000		Florida Power & Light Co., 5.400%, 09/01/2035	125,818	0.0
74,000		Florida Power & Light Co., 5.650%, 02/01/2037	78,645	0.0
1,505,000		Georgia Power Co., 2.200%, 09/15/2024	1,445,578	0.1
117,000		Georgia Power Co., 4.700%, 05/15/2032	115,983	0.0
1,310,000		Georgia Power Co., 5.750%, 04/15/2023	1,310,060	0.1
121,000		Iberdrola International BV, 5.810%, 03/15/2025	123,387	0.0
729,000		Idaho Power Co., 5.500%, 03/15/2053	758,885	0.0
89,000		Indiana Michigan Power Co., 3.850%, 05/15/2028	86,169	0.0
276,000		Indiana Michigan Power Co., 5.625%, 04/01/2053	287,790	0.0
110,000		Indiana Michigan Power Co., 6.050%, 03/15/2037	119,601	0.0
3,640,000		Interstate Power and Light Co., 3.250%, 12/01/2024	3,538,140	0.2
234,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	215,595	0.0
289,000	(1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	242,012	0.0
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,752,312	0.1
382,000		Kentucky Utilities Co., 5.450%, 04/15/2033	397,520	0.0
382,000		Louisville Gas and Electric Co., 5.450%, 04/15/2033	397,239	0.0
662,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	631,558	0.0
56,000		MidAmerican Energy Co., 4.800%, 09/15/2043	54,209	0.0
2,816,000		Mississippi Power Co., 4.250%, 03/15/2042	2,406,081	0.1
320,000		Mississippi Power Co., 4.750%, 10/15/2041	277,429	0.0
1,002,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	951,888	0.1
188,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	172,360	0.0
1,490,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,295,481	0.1
749,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	640,899	0.0
126,000		National Rural Utilities Cooperative Finance Corp., 3.400%, 02/07/2028	119,892	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

159,000		National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	150,060	0.0
1,000,000		National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	952,169	0.1
1,507,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,459,816	0.1
355,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	331,129	0.0
636,000		National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	677,930	0.0
385,000	(1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	367,698	0.0
1,181,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	1,068,681	0.1
335,000		NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	278,119	0.0
1,215,000	(3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	1,008,450	0.1
963,000		NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	954,515	0.1
186,000		NextEra Energy Capital Holdings, Inc., 4.450%, 06/20/2025	184,857	0.0
1,079,000		NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	1,082,761	0.1
1,135,000		NextEra Energy Capital Holdings, Inc., 5.250%, 02/28/2053	1,120,794	0.1
1,180,000		NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	1,201,028	0.1
399,000		NiSource, Inc., 5.250%, 03/30/2028	406,194	0.0
526,000		NSTAR Electric Co., 1.950%, 08/15/2031	428,990	0.0
648,000		Oglethorpe Power Corp., 3.750%, 08/01/2050	499,929	0.0
408,000		Oklahoma Gas and Electric Co., 5.400%, 01/15/2033	421,130	0.0
951,000		ONE Gas, Inc., 1.100%, 03/11/2024	913,659	0.0
123,000		ONE Gas, Inc., 4.250%, 09/01/2032	119,821	0.0
124,000		Pacific Gas and Electric Co., 3.250%, 06/01/2031	105,198	0.0
436,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	322,392	0.0
809,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	610,074	0.0
716,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	562,976	0.0
543,000		Pacific Gas and Electric Co., 6.750%, 01/15/2053	562,361	0.0
405,000		PacifiCorp, 4.100%, 02/01/2042	357,547	0.0
1,184,000		PacifiCorp, 5.350%, 12/01/2053	1,214,325	0.1
135,000		PECO Energy Co., 2.850%, 09/15/2051	92,500	0.0
482,000	(1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	484,479	0.0
123,000		Piedmont Natural Gas Co., Inc., 3.600%, 09/01/2025	117,888	0.0
631,000		PPL Electric Utilities Corp., 5.250%, 05/15/2053	654,169	0.0
432,000		Public Service Co. of Colorado, 5.250%, 04/01/2053	440,704	0.0
591,000		Public Service Co. of New Hampshire, 5.150%, 01/15/2053	600,271	0.0
219,000		Public Service Co. of Oklahoma, 2.200%, 08/15/2031	179,274	0.0
191,000		Public Service Co. of Oklahoma, 3.150%, 08/15/2051	132,671	0.0
90,000		Public Service Electric and Gas Co., 3.000%, 05/15/2027	85,104	0.0
188,000		Public Service Electric and Gas Co., 5.125%, 03/15/2053	192,901	0.0
1,478,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	1,224,570	0.1
915,000		Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	951,748	0.1
1,860,000	(3)	Sempra Energy, 4.125%, 04/01/2052	1,503,847	0.1
1,785,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	1,516,280	0.1
35,000		Southern California Edison Co., 3.650%, 02/01/2050	27,018	0.0
139,000		Southern California Edison Co., 4.000%, 04/01/2047	114,471	0.0
215,000		Southern California Edison Co., 4.050%, 03/15/2042	178,749	0.0
1,481,000	(3)	Southern Co/The, 3.750%, 09/15/2051	1,246,025	0.1
1,744,000	(3)	Southern Co/The, 4.000%, 01/15/2051	1,604,371	0.1
780,000		Southern Co/The, 5.113%, 08/01/2027	782,311	0.0
1,499,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	1,364,096	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

381,000		Southwestern Electric Power Co., 5.300%, 04/01/2033	384,187	0.0
580,000		Tampa Electric Co., 4.350%, 05/15/2044	503,342	0.0
95,000		Tucson Electric Power Co., 4.000%, 06/15/2050	77,201	0.0
62,000		Union Electric Co., 2.150%, 03/15/2032	50,829	0.0
282,000		Union Electric Co., 5.450%, 03/15/2053	295,188	0.0
423,000		Virginia Electric and Power Co., 3.800%, 04/01/2028	410,248	0.0
521,000		Virginia Electric and Power Co., 5.450%, 04/01/2053	532,646	0.0
1,683,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	1,460,526	0.1
396,000		WEC Energy Group, Inc., 2.200%, 12/15/2028	345,256	0.0
252,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	252,262	0.0
345,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	351,293	0.0
861,000		Wisconsin Electric Power Co., 1.700%, 06/15/2028	751,868	0.0
127,000		Wisconsin Power and Light Co., 3.000%, 07/01/2029	115,087	0.0
			98,521,157	4.1

	Total Corporate Bonds/Notes
	(Cost $668,716,714)		633,365,819	26.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.5%
988,822		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	708,713	0.0
1,200,331		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,023,678	0.1
199,849	(4)	Alternative Loan Trust 2005-J3 2A2, 0.155%, (-1.000*US0001M + 5.000%), 05/25/2035	8,876	0.0
1,116,534		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	577,122	0.0
1,518,054		Alternative Loan Trust 2007-23CB A3, 5.345%, (US0001M + 0.500%), 09/25/2037	677,628	0.0
69,928		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	54,969	0.0
1,366,634	(1)	Bayview MSR Opportunity Master Fund Trust 2022-2 AF, 5.000%, (SOFR30A + 0.850%), 12/25/2051	1,248,852	0.1
465,595	(3)	Bear Stearns ALT-A Trust 2005-10 22A1, 3.907%, 01/25/2036	430,113	0.0
214,768	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.942%, 05/25/2035	197,884	0.0
758,324	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.722%, 11/25/2036	423,119	0.0
879,335	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.732%, 11/25/2036	461,092	0.0
1,943	(3)	Bear Stearns ARM Trust 2005-12 13A1, 4.415%, 02/25/2036	1,440	0.0
1,674,651		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 5.035%, (US0001M + 0.190%), 01/25/2037	1,432,118	0.1
83,766	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.947%, 01/26/2036	65,243	0.0
3,300,000	(1)	Bellemeade RE 2021-3 A M1C Ltd., 6.110%, (SOFR30A + 1.550%), 09/25/2031	3,189,668	0.1
114,016	(3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 3.861%, 12/25/2035	102,914	0.0
1,239,717	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.786%, 11/25/2034	1,105,381	0.1
10,787	(3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 3.798%, 02/20/2035	10,608	0.0
12,023		CHL Mortgage Pass-Through Trust 2005-2 2A3, 5.525%, (US0001M + 0.680%), 03/25/2035	10,440	0.0
1,413,728	(1),(3)	CIM Trust 2020-J1 B3, 3.447%, 07/25/2050	1,139,363	0.1
462,395		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	396,184	0.0
678,519	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.890%, 09/25/2037	580,750	0.0
603,542	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	572,848	0.0
19,693	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.906%, 08/25/2035	18,876	0.0
964,261		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	944,008	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

180,909		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	161,980	0.0
2,700,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2B1, 7.845%, (US0001M + 3.000%), 01/25/2040	2,532,808	0.1
538,254	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 6.845%, (US0001M + 2.000%), 01/25/2040	535,086	0.0
1,500,000	(1)	Connecticut Avenue Securities Trust 2021-R01 1B1, 7.660%, (SOFR30A + 3.100%), 10/25/2041	1,417,679	0.1
1,500,000	(1)	Connecticut Avenue Securities Trust 2021-R03 1B1, 7.310%, (SOFR30A + 2.750%), 12/25/2041	1,380,833	0.1
8,600,000	(1)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.710%, (SOFR30A + 3.150%), 12/25/2041	7,997,752	0.3
1,000,000	(1)	Connecticut Avenue Securities Trust 2022-R08 1B1, 10.160%, (SOFR30A + 5.600%), 07/25/2042	1,009,560	0.1
710,803		Countrywide Alternative Loan Trust 2005-53T2 2A6, 5.345%, (US0001M + 0.500%), 11/25/2035	359,605	0.0
99,232	(3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 4.540%, 07/19/2044	87,916	0.0
1,500,000	(1)	Eagle RE 2021-2 M1C Ltd., 8.010%, (SOFR30A + 3.450%), 04/25/2034	1,519,052	0.1
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.495%, (US0001M + 3.650%), 02/25/2040	799,219	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	974,493	0.0
11,983,004		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	11,986,231	0.5
706,003		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	654,818	0.0
14,233,060	(4)	Fannie Mae 2016-82 SD, 1.205%, (-1.000*US0001M + 6.050%), 11/25/2046	1,321,726	0.1
398,428		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	391,168	0.0
823,166		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 8.845%, (US0001M + 4.000%), 05/25/2025	851,008	0.0
163,023	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 7.295%, (US0001M + 2.450%), 07/25/2031	163,265	0.0
495,492	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 6.895%, (US0001M + 2.050%), 01/25/2040	497,310	0.0
2,527,852	(4)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	464,307	0.0
222,465	(4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	34,550	0.0
210,720	(4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	31,111	0.0
877		Fannie Mae REMIC Trust 1994-77 FB, 6.345%, (US0001M + 1.500%), 04/25/2024	879	0.0
138,127		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	139,429	0.0
9,549		Fannie Mae REMIC Trust 2002-21 FC, 5.745%, (US0001M + 0.900%), 04/25/2032	9,602	0.0
494,087	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	92,190	0.0
20,020		Fannie Mae REMIC Trust 2004-11 A, 4.965%, (US0001M + 0.120%), 03/25/2034	19,967	0.0
228,699		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	233,902	0.0
124,246		Fannie Mae REMIC Trust 2005-74 DK, 4.619%, (-4.000*US0001M + 24.000%), 07/25/2035	128,386	0.0
2,285,765	(4)	Fannie Mae REMIC Trust 2005-92 SC, 1.835%, (-1.000*US0001M + 6.680%), 10/25/2035	213,739	0.0
123,130		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	128,024	0.0
474,235		Fannie Mae REMIC Trust 2006-104 ES, 9.224%, (-5.000*US0001M + 33.450%), 11/25/2036	654,162	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

2,492,432	(4)	Fannie Mae REMIC Trust 2006-12 SD, 1.905%, (-1.000*US0001M + 6.750%), 10/25/2035	182,603	0.0
1,311,087	(4)	Fannie Mae REMIC Trust 2006-123 UI, 1.895%, (-1.000*US0001M + 6.740%), 01/25/2037	139,032	0.0
188,394	(4)	Fannie Mae REMIC Trust 2006-72 HS, 1.855%, (-1.000*US0001M + 6.700%), 08/25/2026	5,206	0.0
357,139		Fannie Mae REMIC Trust 2007-73 A1, 4.677%, (US0001M + 0.060%), 07/25/2037	349,990	0.0
218,982		Fannie Mae REMIC Trust 2008-20 SP, 3.387%, (-2.500*US0001M + 15.500%), 03/25/2038	231,272	0.0
1,145,258		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,131,366	0.1
3,823,800	(4)	Fannie Mae REMIC Trust 2010-102 SB, 1.755%, (-1.000*US0001M + 6.600%), 09/25/2040	458,121	0.0
1,244,633	(4)	Fannie Mae REMIC Trust 2010-116 SE, 1.755%, (-1.000*US0001M + 6.600%), 10/25/2040	124,210	0.0
3,445,310	(4)	Fannie Mae REMIC Trust 2010-123 SL, 1.225%, (-1.000*US0001M + 6.070%), 11/25/2040	271,799	0.0
1,882,894	(4)	Fannie Mae REMIC Trust 2010-55 AS, 1.575%, (-1.000*US0001M + 6.420%), 06/25/2040	185,178	0.0
3,561,822		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	3,647,392	0.2
402,750		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	406,287	0.0
1,327,855	(4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	131,443	0.0
314,189	(4)	Fannie Mae REMIC Trust 2012-10 US, 1.605%, (-1.000*US0001M + 6.450%), 02/25/2042	38,015	0.0
107,630		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	105,220	0.0
4,357,465	(4)	Fannie Mae REMIC Trust 2012-113 SG, 1.255%, (-1.000*US0001M + 6.100%), 10/25/2042	504,678	0.0
3,029,247	(4)	Fannie Mae REMIC Trust 2012-122 SB, 1.305%, (-1.000*US0001M + 6.150%), 11/25/2042	362,506	0.0
1,312,357	(4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	82,395	0.0
765,285		Fannie Mae REMIC Trust 2012-131 BS, 10.258%, (-1.200*US0001M + 5.400%), 12/25/2042	518,543	0.0
4,953,259	(4)	Fannie Mae REMIC Trust 2012-137 SN, 1.255%, (-1.000*US0001M + 6.100%), 12/25/2042	520,492	0.0
219,482	(4)	Fannie Mae REMIC Trust 2012-15 SP, 1.775%, (-1.000*US0001M + 6.620%), 06/25/2040	993	0.0
775,865	(4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	104,822	0.0
4,398,642	(4)	Fannie Mae REMIC Trust 2013-60 DS, 1.355%, (-1.000*US0001M + 6.200%), 06/25/2033	340,449	0.0
4,783,834	(4)	Fannie Mae REMIC Trust 2013-9 DS, 1.305%, (-1.000*US0001M + 6.150%), 02/25/2043	606,011	0.0
10,473,363	(4)	Fannie Mae REMIC Trust 2013-9 SA, 1.305%, (-1.000*US0001M + 6.150%), 03/25/2042	635,793	0.0
11,350,841	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	2,335,812	0.1
2,009,341	(4)	Fannie Mae REMICS 2005-66 SY, 1.855%, (-1.000*US0001M + 6.700%), 07/25/2035	200,879	0.0
3,159,769	(4)	Fannie Mae REMICS 2006-120 QD, 9.558%, (-1.000*US0001M + 4.700%), 10/25/2036	97,055	0.0
1,508,555	(4)	Fannie Mae REMICS 2006-59 XS, 2.355%, (-1.000*US0001M + 7.200%), 07/25/2036	151,287	0.0
1,612,612	(4)	Fannie Mae REMICS 2007-53 SX, 1.255%, (-1.000*US0001M + 6.100%), 06/25/2037	140,620	0.0
4,266,538	(4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	887,897	0.0
9,590,275	(4)	Fannie Mae REMICS 2010-139 SA, 1.185%, (-1.000*US0001M + 6.030%), 12/25/2040	932,502	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

529,244		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	534,961	0.0
50,469		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	48,235	0.0
1,345,434	(4)	Fannie Mae REMICS 2011-149 ES, 1.155%, (-1.000*US0001M + 6.000%), 07/25/2041	46,215	0.0
1,370,034		Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	1,447,609	0.1
7,791,401	(4)	Fannie Mae REMICS 2012-19 S, 1.105%, (-1.000*US0001M + 5.950%), 03/25/2042	827,670	0.0
15,192,395	(4)	Fannie Mae REMICS 2016-2 IO, 5.500%, 02/25/2046	2,504,817	0.1
5,939,973	(4)	Fannie Mae REMICS 2016-62 SC, 1.155%, (-1.000*US0001M + 6.000%), 09/25/2046	765,742	0.0
23,582,909	(4)	Fannie Mae REMICS 2016-88 CS, 1.205%, (-1.000*US0001M + 6.050%), 12/25/2046	2,163,628	0.1
6,302,095	(4)	Fannie Mae REMICS 2016-93 SL, 1.805%, (-1.000*US0001M + 6.650%), 12/25/2046	537,179	0.0
946,976		Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	902,371	0.0
7,624,228	(4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	1,611,215	0.1
1,113,583		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	1,016,945	0.1
3,750,948		Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	3,595,102	0.2
207,538		Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	190,454	0.0
3,502,396	(4)	Fannie Mae REMICS 2018-43 SE, 1.405%, (-1.000*US0001M + 6.250%), 09/25/2038	314,943	0.0
530,560		Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	490,152	0.0
6,167,992	(4)	Fannie Mae REMICS 2019-18 SA, 1.205%, (-1.000*US0001M + 6.050%), 05/25/2049	574,434	0.0
5,230,335	(4)	Fannie Mae REMICS 2019-25 PS, 1.205%, (-1.000*US0001M + 6.050%), 06/25/2049	601,909	0.0
14,775,676	(4)	Fannie Mae REMICS 2019-33 PS, 1.205%, (-1.000*US0001M + 6.050%), 07/25/2049	1,769,174	0.1
11,826,532	(4)	Fannie Mae REMICS 2020-71 TI, 3.000%, 10/25/2050	1,935,537	0.1
10,083,344	(4)	Fannie Mae REMICS 2020-94 SC, 1.105%, (-1.000*US0001M + 5.950%), 07/25/2050	1,248,005	0.1
13,262,445	(4)	Fannie Mae REMICS 2021-13 BI, 3.000%, 02/25/2050	2,188,339	0.1
13,179,512	(4)	Fannie Mae REMICS 2021-17 KI, 4.500%, 04/25/2051	2,803,177	0.1
18,490,501	(4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	3,604,538	0.2
7,206,955		Fannie Mae REMICS 2022-5 CZ, 2.500%, 02/25/2052	4,708,510	0.2
124,363	(3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 4.432%, 03/25/2035	76,020	0.0
55,649	(3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 3.978%, 02/25/2036	49,486	0.0
18,996	(3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 3.875%, 08/25/2035	12,919	0.0
1,311,688	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 3.951%, 03/25/2048	1,157,789	0.1
1,836,363	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 3.951%, 03/25/2048	1,579,646	0.1
1,608,150	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.010%, 04/25/2048	1,420,588	0.1
2,668,488	(4)	Freddie Mac 2815 GS, 1.316%, (-1.000*US0001M + 6.000%), 03/15/2034	203,337	0.0
94,465		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	96,400	0.0
91,853		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	93,456	0.0
47,842		Freddie Mac REMIC Trust 2411 FJ, 5.034%, (US0001M + 0.350%), 12/15/2029	47,563	0.0
59,774		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	60,852	0.0
148,637		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	152,744	0.0
61,537		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	63,220	0.0
134,945	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	22,998	0.0
186,143		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	190,094	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

543,102		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	546,704	0.0
394,353		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	396,966	0.0
492,819		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	499,966	0.0
3,116,312	(4)	Freddie Mac REMIC Trust 3045 DI, 2.046%, (-1.000*US0001M + 6.730%), 10/15/2035	288,601	0.0
62,813	(4)	Freddie Mac REMIC Trust 3064 SP, 1.916%, (-1.000*US0001M + 6.600%), 03/15/2035	120	0.0
209,806		Freddie Mac REMIC Trust 3065 DC, 5.807%, (-3.000*US0001M + 19.860%), 03/15/2035	216,504	0.0
284,840	(4)	Freddie Mac REMIC Trust 3102 IS, 7.390%, (-3.667*US0001M + 24.567%), 01/15/2036	69,853	0.0
1,641,072		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,666,133	0.1
1,002,025	(4)	Freddie Mac REMIC Trust 3170 SA, 1.916%, (-1.000*US0001M + 6.600%), 09/15/2033	89,006	0.0
437,496	(4)	Freddie Mac REMIC Trust 3171 PS, 1.801%, (-1.000*US0001M + 6.485%), 06/15/2036	31,419	0.0
752,062		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	760,353	0.0
186,387	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 5.071%, 03/15/2033	179,938	0.0
34,237		Freddie Mac REMIC Trust 3556 NT, 7.784%, (US0001M + 3.100%), 03/15/2038	34,961	0.0
3,634,202	(4)	Freddie Mac REMIC Trust 3589 SB, 1.516%, (-1.000*US0001M + 6.200%), 10/15/2039	366,435	0.0
421,708	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	49,658	0.0
3,586,730		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	3,689,547	0.2
1,222,627		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	1,282,497	0.1
618,506		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	642,839	0.0
677,064		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	645,979	0.0
2,492,715	(4)	Freddie Mac REMIC Trust 3856 KS, 1.866%, (-1.000*US0001M + 6.550%), 05/15/2041	266,844	0.0
960,947		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	963,721	0.0
443,679	(4)	Freddie Mac REMIC Trust 3925 SD, 1.366%, (-1.000*US0001M + 6.050%), 07/15/2040	14,091	0.0
1,455,062	(4)	Freddie Mac REMIC Trust 3925 SL, 1.366%, (-1.000*US0001M + 6.050%), 01/15/2041	30,691	0.0
6,825,167	(4)	Freddie Mac REMIC Trust 3951 SN, 1.866%, (-1.000*US0001M + 6.550%), 11/15/2041	851,286	0.0
402,040		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	398,241	0.0
984,203		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	1,067,296	0.1
552,161	(4)	Freddie Mac REMIC Trust 4094 YS, 2.016%, (-1.000*US0001M + 6.700%), 04/15/2040	3,968	0.0
3,661,943	(4)	Freddie Mac REMIC Trust 4102 MS, 1.916%, (-1.000*US0001M + 6.600%), 09/15/2042	495,452	0.0
453,336	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	73,535	0.0
3,656,550		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,441,170	0.2
21,236,765		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	21,290,524	0.9
4,505,614	(4)	Freddie Mac REMIC Trust 4313 SD, 1.466%, (-1.000*US0001M + 6.150%), 03/15/2044	398,421	0.0
6,898,778	(4)	Freddie Mac REMIC Trust 4313 SE, 1.466%, (-1.000*US0001M + 6.150%), 03/15/2044	682,399	0.0
207,386	(4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	4,720	0.0
705,142	(4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	98,275	0.0
8,246,669		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,001,650	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,907,733	(4)	Freddie Mac REMIC Trust 4346 ST, 1.516%, (-1.000*US0001M + 6.200%), 07/15/2039	68,862	0.0
12,967,097		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	12,571,378	0.5
2,106,120	(4)	Freddie Mac REMIC Trust 4386 LS, 1.416%, (-1.000*US0001M + 6.100%), 09/15/2044	222,832	0.0
4,735,494	(4)	Freddie Mac REMICS 3284 CI, 1.436%, (-1.000*US0001M + 6.120%), 03/15/2037	441,470	0.0
2,023,972	(4)	Freddie Mac REMICS 3311 IC, 1.726%, (-1.000*US0001M + 6.410%), 05/15/2037	215,026	0.0
4,497,375	(4)	Freddie Mac REMICS 3510 IC, 1.396%, (-1.000*US0001M + 6.080%), 08/15/2037	431,688	0.0
2,178,297	(4)	Freddie Mac REMICS 3575 ST, 1.916%, (-1.000*US0001M + 6.600%), 04/15/2039	261,217	0.0
7,010,958	(4)	Freddie Mac REMICS 3702 SB, 9.358%, (-1.000*US0001M + 4.500%), 08/15/2040	303,058	0.0
8,377,247	(4)	Freddie Mac REMICS 4139 CS, 1.466%, (-1.000*US0001M + 6.150%), 12/15/2042	1,067,272	0.1
4,129,377	(4)	Freddie Mac REMICS 4147 IB, 4.000%, 09/15/2047	713,203	0.0
4,640,817	(4)	Freddie Mac REMICS 4150 IO, 3.500%, 01/15/2043	701,569	0.0
2,185,938	(4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	376,445	0.0
6,900,519	(4)	Freddie Mac REMICS 4675 KS, 1.316%, (-1.000*US0001M + 6.000%), 04/15/2047	817,957	0.0
1,751,148		Freddie Mac REMICS 4753 VZ, 3.000%, 12/15/2047	1,391,053	0.1
1,634,405		Freddie Mac REMICS 4755 Z, 3.000%, 02/15/2048	1,428,455	0.1
15,966,654		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	14,372,808	0.6
795,875		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	764,117	0.0
16,685,498	(4)	Freddie Mac REMICS 4901 BS, 1.255%, (-1.000*US0001M + 6.100%), 07/25/2049	1,570,708	0.1
5,582,940	(4)	Freddie Mac REMICS 4988 IJ, 4.500%, 12/15/2047	1,043,817	0.1
12,847,283	(4)	Freddie Mac REMICS 4995 SB, 1.255%, (-1.000*US0001M + 6.100%), 07/25/2050	1,575,309	0.1
4,537,021	(4)	Freddie Mac REMICS 5015 EI, 4.500%, 09/25/2050	912,498	0.0
35,267,483	(4)	Freddie Mac REMICS 5072 IU, 2.500%, 02/25/2051	5,300,632	0.2
29,528,450	(4)	Freddie Mac REMICS 5077 LI, 3.000%, 02/25/2051	4,513,586	0.2
17,850,776	(4)	Freddie Mac REMICS 5118 LI, 3.000%, 06/25/2041	2,096,470	0.1
14,000,719	(4)	Freddie Mac REMICS 5124 IQ, 3.500%, 07/25/2051	2,544,016	0.1
23,338,633	(4)	Freddie Mac REMICS 5171 DI, 3.000%, 12/25/2051	4,193,738	0.2
25,206,541	(4)	Freddie Mac REMICS 5211 IH, 3.500%, 04/25/2052	3,943,372	0.2
8,730,177		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	8,447,358	0.4
2,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 7.960%, (SOFR30A + 3.400%), 10/25/2041	1,879,743	0.1
2,550,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 6.660%, (SOFR30A + 2.100%), 09/25/2041	2,302,048	0.1
5,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.310%, (SOFR30A + 3.750%), 12/25/2041	4,504,474	0.2
2,400,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 6.910%, (SOFR30A + 2.350%), 12/25/2041	2,166,979	0.1
4,000,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.960%, (SOFR30A + 3.400%), 01/25/2042	3,643,936	0.2
2,500,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 7.060%, (SOFR30A + 2.500%), 01/25/2042	2,313,492	0.1
1,800,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 9.810%, (SOFR30A + 5.250%), 03/25/2042	1,779,701	0.1
1,400,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 9.910%, (SOFR30A + 5.350%), 08/25/2042	1,373,466	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

4,625,993	(4)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	835,023	0.0
317,444	(3),(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	55,165	0.0
8,526,065	(3),(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,215,799	0.1
7,375,113	(3),(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	1,195,611	0.1
2,780,605	(3),(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	454,021	0.0
7,200,405	(4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	387,709	0.0
5,008,494	(4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	402,173	0.0
6,558,695	(4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	601,208	0.0
4,719,476	(4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	327,788	0.0
7,591,874	(4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	505,882	0.0
6,337,117	(4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	418,790	0.0
6,881,594	(4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	558,820	0.0
5,138,548	(4)	Freddie Mac Strips Series 311 S1, 1.266%, (-1.000*US0001M + 5.950%), 08/15/2043	579,108	0.0
2,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 6.860%, (SOFR30A + 2.300%), 08/25/2033	1,971,509	0.1
1,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 8.210%, (SOFR30A + 3.650%), 11/25/2041	941,279	0.0
2,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M2, 10.560%, (SOFR30A + 6.000%), 07/25/2042	2,036,792	0.1
1,580,763		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	1,681,171	0.1
1,574,472		Freddie Mac Structured Pass Through Certificates T-62 1A1, 4.338%, (12MTA + 1.200%), 10/25/2044	1,535,238	0.1
3,316		Freddie Mac-Ginnie Mae Series 27 FC, 6.125%, (PRIME + (1.375)%), 03/25/2024	3,282	0.0
5,854,102	(4)	Ginnie Mae 2007-35 KY, 1.722%, (-1.000*US0001M + 6.450%), 06/16/2037	634,153	0.0
441,535		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	400,190	0.0
407,433		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	371,514	0.0
171,404		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	151,581	0.0
125,521		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	109,936	0.0
27,744,886	(4)	Ginnie Mae 2019-143 SC, 1.289%, (-1.000*US0001M + 6.050%), 04/20/2046	3,237,803	0.1
28,080,970	(4)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	4,498,055	0.2
12,227,335	(4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,687,661	0.1
398,051	(4)	Ginnie Mae Series 2005-7 AH, 2.042%, (-1.000*US0001M + 6.770%), 02/16/2035	34,998	0.0
196,079		Ginnie Mae Series 2007-8 SP, 6.610%, (-3.242*US0001M + 22.049%), 03/20/2037	240,072	0.0
1,190,933	(4)	Ginnie Mae Series 2008-35 SN, 1.639%, (-1.000*US0001M + 6.400%), 04/20/2038	103,952	0.0
624,268	(4)	Ginnie Mae Series 2008-40 PS, 1.772%, (-1.000*US0001M + 6.500%), 05/16/2038	53,641	0.0
4,977,910	(4)	Ginnie Mae Series 2009-106 SU, 1.439%, (-1.000*US0001M + 6.200%), 05/20/2037	505,125	0.0
1,706,384	(4)	Ginnie Mae Series 2009-25 KS, 1.439%, (-1.000*US0001M + 6.200%), 04/20/2039	184,323	0.0
802,705		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	809,590	0.0
878,126		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	879,591	0.0
8,594,132		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	8,571,796	0.4

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

931,089	(4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	76,451	0.0
1,008,647	(4)	Ginnie Mae Series 2010-116 NS, 1.922%, (-1.000*US0001M + 6.650%), 09/16/2040	84,190	0.0
3,247,785	(4)	Ginnie Mae Series 2010-116 SK, 1.859%, (-1.000*US0001M + 6.620%), 08/20/2040	321,919	0.0
3,058,773	(4)	Ginnie Mae Series 2010-149 HS, 1.372%, (-1.000*US0001M + 6.100%), 05/16/2040	68,053	0.0
1,183,483	(4)	Ginnie Mae Series 2010-4 SP, 1.772%, (-1.000*US0001M + 6.500%), 01/16/2039	35,946	0.0
1,559,002		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,548,110	0.1
472,771	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	27,344	0.0
1,078,072	(4)	Ginnie Mae Series 2010-68 MS, 1.089%, (-1.000*US0001M + 5.850%), 06/20/2040	103,437	0.0
2,643,952	(4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	553,382	0.0
653,666	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	19,364	0.0
15,355	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	37	0.0
16,894		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	17,286	0.0
2,600,732	(4)	Ginnie Mae Series 2011-80 KS, 1.909%, (-1.000*US0001M + 6.670%), 06/20/2041	322,826	0.0
57,407	(4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	3,845	0.0
5,361,606	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	875,050	0.0
4,918,438	(4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	1,071,794	0.1
4,355,631		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	4,069,087	0.2
4,376,822	(4)	Ginnie Mae Series 2014-3 SU, 1.289%, (-1.000*US0001M + 6.050%), 07/20/2039	436,797	0.0
5,533,489	(4)	Ginnie Mae Series 2014-55 MS, 1.472%, (-1.000*US0001M + 6.200%), 04/16/2044	552,936	0.0
4,130,375	(4)	Ginnie Mae Series 2014-56 SP, 1.472%, (-1.000*US0001M + 6.200%), 12/16/2039	316,840	0.0
5,152,752	(4)	Ginnie Mae Series 2014-58 CS, 0.872%, (-1.000*US0001M + 5.600%), 04/16/2044	319,905	0.0
6,663,643	(4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	1,281,063	0.1
2,455,592	(4)	Ginnie Mae Series 2014-99 S, 0.839%, (-1.000*US0001M + 5.600%), 06/20/2044	238,704	0.0
1,221,492		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	1,146,328	0.1
1,405,428		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	1,341,284	0.1
201,600	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	190,431	0.0
1,331		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	1,298	0.0
33,314		HarborView Mortgage Loan Trust 2005-2 2A1A, 5.201%, (US0001M + 0.440%), 05/19/2035	29,430	0.0
103,927		HomeBanc Mortgage Trust 2004-1 2A, 5.705%, (US0001M + 0.860%), 08/25/2029	97,328	0.0
1,591,317		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.265%, (US0001M + 0.420%), 02/25/2046	1,108,291	0.1
3,724	(3)	JP Morgan Mortgage Trust 2005-A1 6T1, 3.754%, 02/25/2035	3,374	0.0
40,478	(3)	JP Morgan Mortgage Trust 2007-A1 5A5, 3.999%, 07/25/2035	38,744	0.0
969,603	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.782%, 12/25/2048	819,312	0.0
1,494,653	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.613%, 06/25/2048	1,288,774	0.1
1,494,653	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.613%, 06/25/2048	1,267,154	0.1
1,848,346	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.613%, 06/25/2048	1,538,747	0.1
1,863,449	(1),(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.416%, 03/25/2050	1,550,946	0.1
10,630	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	10,509	0.0
1,356,638	(1),(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.501%, 03/25/2051	1,102,045	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,800,731	(1),(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.501%, 03/25/2051	1,439,021	0.1
1,199,013,213	(1),(4)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	3,427,919	0.2
6,486,104	(4)	Lehman Mortgage Trust 2006-9 2A5, 1.775%, (-1.000*US0001M + 6.620%), 01/25/2037	710,299	0.0
36,407	(3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 3.762%, 05/25/2033	34,252	0.0
13,837		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 5.345%, (US0001M + 0.250%), 11/25/2035	12,679	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 6.645%, (US0001M + 1.800%), 09/25/2035	1,925,338	0.1
1,332,756		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	801,502	0.0
6,500,000	(1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 7.460%, (SOFR30A + 2.900%), 02/25/2034	6,342,890	0.3
1,273,752	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,217,171	0.1
11,758	(1),(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	11,355	0.0
2,900,000	(1)	Oaktown Re VII Ltd. 2021-2 M1C, 7.910%, (SOFR30A + 3.350%), 04/25/2034	2,813,085	0.1
357,752		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	300,173	0.0
1,188		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,165	0.0
1,545,495		Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,495,954	0.1
659,237		Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	590,422	0.0
870,289		Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	776,487	0.0
688,103		Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	613,600	0.0
700,203		Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	626,936	0.0
911,185		Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	816,317	0.0
183,348		Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	164,285	0.0
25,114		Sequoia Mortgage Trust 2003-4 2A1, 5.461%, (US0001M + 0.350%), 07/20/2033	22,446	0.0
11,827	(3)	Sequoia Mortgage Trust 2005-4 2A1, 4.265%, 04/20/2035	11,414	0.0
607,607	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.767%, 05/25/2045	517,895	0.0
774,636	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.722%, 07/25/2045	558,656	0.0
115,939	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	108,123	0.0
1,963,518	(1),(3)	Sequoia Mortgage Trust 2020-3 B3, 3.325%, 04/25/2050	1,556,493	0.1
698,000	(1),(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	584,565	0.0
27,550	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 4.119%, 08/25/2035	23,364	0.0
513,678	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 4.601%, 04/25/2035	463,605	0.0
94,040		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 5.261%, (US0001M + 0.250%), 07/19/2035	88,778	0.0
54,280		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 5.261%, (US0001M + 0.250%), 07/19/2035	48,128	0.0
130,944	(3)	Thornburg Mortgage Securities Trust 2006-5 A1, 4.047%, 10/25/2046	119,878	0.0
1,381,709	(1),(3)	Verus Securitization Trust 2021-4 A1, 0.938%, 07/25/2066	1,112,376	0.1
3,384		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 3.519%, (COF 11 + 1.250%), 02/27/2034	3,121	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

11,670		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 4.538%, (12MTA + 1.400%), 08/25/2042	10,736	0.0
17,777		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 5.485%, (US0001M + 0.640%), 01/25/2045	16,320	0.0
386,525	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.187%, 10/25/2036	339,972	0.0
224,512		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 4.186%, (12MTA + 1.048%), 07/25/2046	179,766	0.0
32,620,794	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 4.250%, 08/25/2045	29,807	0.0
822,995		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 5.825%, (US0001M + 0.490%), 10/25/2045	752,884	0.0
422,360	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.805%, 10/25/2036	370,979	0.0
724,420	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.404%, 12/25/2036	611,078	0.0
1,460,161	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.680%, 08/25/2046	1,261,152	0.1
1,301,632	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.366%, 07/25/2037	1,069,313	0.1
1,590,367		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,320,634	0.1
135,454		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	127,554	0.0
1,207,094		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 5.045%, (US0001M + 0.200%), 12/25/2036	603,696	0.0
732,340		Wells Fargo Alternative Loan 2007-PA2 2A1, 5.275%, (US0001M + 0.430%), 06/25/2037	587,452	0.0
50,763	(3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 3.295%, 05/25/2035	51,151	0.0
152,370	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.637%, 04/25/2036	141,223	0.0
566,180	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	507,659	0.0

	Total Collateralized Mortgage Obligations
	(Cost $400,316,379)		350,834,779	14.5

MUNICIPAL BONDS: 0.1%
		California: 0.1%
500,000		California State University, 6.434%, 11/01/2030	547,681	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	232,642	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	386,793	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	215,790	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	352,717	0.0

	Total Municipal Bonds
	(Cost $1,500,000)		1,735,623	0.1

U.S. TREASURY OBLIGATIONS: 13.0%
		U.S. Treasury Bonds: 0.3%
17,000		1.250%,05/15/2050	9,893	0.0
920,000		1.375%,11/15/2040	634,477	0.0
77,000		1.625%,11/15/2050	49,424	0.0
100		2.000%,11/15/2041	76	0.0
3,046,300		2.875%,05/15/2052	2,607,264	0.1
4,011,100		3.250%,05/15/2042	3,703,060	0.2
			7,004,194	0.3

		U.S. Treasury Notes: 12.7%
25,000		0.125%,10/15/2023	24,392	0.0
16,997,000		0.250%,06/15/2024	16,168,728	0.7
4,476,400		0.500%,11/30/2023	4,353,614	0.2
4,427,600		0.875%,01/31/2024	4,287,854	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

170,000	0.875%,06/30/2026	155,062	0.0
1,757,900	1.250%,11/30/2026	1,608,582	0.1
8,250,800	1.250%,09/30/2028	7,282,781	0.3
139,400	1.500%,01/31/2027	128,373	0.0
1,600,500	1.500%,11/30/2028	1,428,102	0.1
54,300	2.750%,04/30/2027	52,348	0.0
1,315,300	2.750%,08/15/2032	1,238,129	0.0
17,444,900	3.500%,02/15/2033	17,473,520	0.7
49,003,000	3.625%,03/31/2028	49,087,224	2.0
11,721,000	3.625%,03/31/2030	11,777,774	0.5
27,744,000	3.875%,03/31/2025	27,661,093	1.1
48,513,400	3.875%,02/15/2043	48,956,843	2.0
13,330,000	4.000%,02/29/2028	13,572,127	0.6
8,187,000	4.000%,02/28/2030	8,404,467	0.3
23,052,400	4.000%,11/15/2052	24,471,563	1.0
8,650,000	(2) 4.625%,02/28/2025	8,734,811	0.4
60,193,000	4.625%,03/15/2026	61,568,504	2.5
		308,435,891	12.7

	Total U.S. Treasury Obligations
	(Cost $313,673,829)	315,440,085	13.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.2%
	Federal Home Loan Mortgage Corporation: 2.4%(5)
303,200	2.500%,05/01/2030	288,194	0.0
505,338	2.500%,05/01/2030	480,340	0.0
698,233	2.500%,06/01/2030	660,524	0.0
1,872,969	3.000%,03/01/2045	1,729,609	0.1
2,474,726	3.000%,03/01/2045	2,287,380	0.1
2,000,968	3.000%,04/01/2045	1,847,398	0.1
2,115,061	3.000%,04/01/2045	1,953,612	0.1
3,752,550	3.000%,10/01/2046	3,445,685	0.2
4,825,101	3.000%,10/01/2046	4,453,720	0.2
5,332,101	3.000%,03/01/2048	4,896,298	0.2
1,237	3.100%, (H15T1Y + 2.250%),03/01/2036	1,226	0.0
1,650	3.250%, (H15T1Y + 2.250%),04/01/2032	1,633	0.0
254,865	3.488%, (US0012M + 1.721%),06/01/2035	257,832	0.0
782,493	3.500%,08/01/2042	747,623	0.0
2,009,497	3.500%,03/01/2045	1,901,130	0.1
348,629	3.500%,04/01/2045	330,045	0.0
814,809	3.500%,05/01/2045	770,863	0.0
472,580	3.500%,06/01/2045	447,093	0.0
483,458	3.500%,07/01/2045	458,888	0.0
548,787	3.500%,07/01/2045	519,192	0.0
590,725	3.500%,08/01/2045	558,863	0.0
812,490	3.500%,08/01/2045	768,670	0.0
504,082	3.500%,08/01/2045	480,415	0.0
400,999	3.500%,08/01/2045	380,369	0.0
267,104	3.500%,08/01/2045	252,697	0.0
670,538	3.500%,09/01/2045	634,373	0.0
899,668	3.500%,09/01/2045	853,105	0.1
257,490	3.500%,09/01/2045	243,764	0.0
1,038,517	3.500%,11/01/2045	982,507	0.1
3,562,803	3.500%,12/01/2046	3,370,645	0.2
9,600,791	3.500%,03/01/2048	9,094,966	0.4
33,799	3.586%, (US0012M + 1.345%),09/01/2035	33,784	0.0
558,221	4.000%,10/01/2041	547,428	0.0
881,973	4.000%,12/01/2041	864,922	0.1
146,259	4.000%,07/01/2045	142,944	0.0
85,464	4.000%,09/01/2045	83,493	0.0
879,413	4.000%,09/01/2045	859,130	0.1
1,152,858	4.000%,09/01/2045	1,126,272	0.1
1,524,960	4.000%,09/01/2045	1,489,792	0.1
696,387	4.000%,05/01/2047	681,980	0.0
197,369	4.000%,11/01/2047	190,915	0.0
226,149	4.000%,03/01/2048	220,514	0.0
838,076	4.000%,06/01/2048	824,975	0.1
13	4.302%, (H15T1Y + 2.210%),06/01/2024	13	0.0
4,091	4.339%, (H15T1Y + 2.250%),11/01/2031	4,001	0.0
6,144	4.375%, (H15T1Y + 2.250%),11/01/2035	6,179	0.0
3,609	4.500%,06/01/2039	3,637	0.0
10,711	4.500%,09/01/2040	10,794	0.0
35,171	4.500%,03/01/2041	35,442	0.0
297,689	4.500%,08/01/2041	299,986	0.0
158,201	4.500%,08/01/2041	157,470	0.0
289,751	4.500%,09/01/2041	291,986	0.0
109,669	4.500%,09/01/2041	110,515	0.0
701,325	4.500%,09/01/2041	706,736	0.0
131,198	4.500%,09/01/2041	132,211	0.0
46,183	4.512%, (H15T1Y + 2.462%),01/01/2029	45,445	0.0
13,534	5.000%,05/01/2028	13,788	0.0
61,237	5.000%,05/01/2035	62,664	0.0
152,003	5.000%,01/01/2041	155,557	0.0
86,887	5.000%,04/01/2041	89,025	0.0
56	5.500%,05/01/2023	57	0.0
6,412	5.500%,03/01/2034	6,630	0.0
1,224	5.500%,05/01/2036	1,241	0.0
44,492	5.500%,06/01/2036	46,006	0.0
5,035	5.500%,12/01/2036	5,238	0.0
24,262	5.500%,03/01/2037	24,551	0.0
6,285	5.500%,04/01/2037	6,538	0.0
38,718	5.500%,05/01/2037	40,276	0.0
67,410	5.500%,07/01/2037	70,123	0.0
15,071	5.500%,09/01/2037	15,260	0.0
7,088	5.500%,10/01/2037	7,374	0.0
23,231	5.500%,11/01/2037	24,166	0.0
71,746	5.500%,12/01/2037	74,633	0.0
20,500	5.500%,12/01/2037	21,267	0.0
4,883	5.500%,01/01/2038	5,079	0.0
4,795	5.500%,01/01/2038	4,947	0.0
48,515	5.500%,02/01/2038	50,467	0.0
66,070	5.500%,02/01/2038	68,730	0.0
45,686	5.500%,03/01/2038	47,525	0.0
57,510	5.500%,04/01/2038	59,824	0.0
5,119	5.500%,05/01/2038	5,325	0.0
46,568	5.500%,05/01/2038	48,075	0.0
126,380	5.500%,06/01/2038	131,468	0.0
34,829	5.500%,06/01/2038	36,034	0.0
115,555	5.500%,07/01/2038	120,205	0.0
23,854	5.500%,08/01/2038	24,815	0.0
5,887	5.500%,08/01/2038	6,090	0.0
26,593	5.500%,09/01/2038	27,663	0.0
26,255	5.500%,10/01/2038	27,312	0.0
22,996	5.500%,10/01/2038	23,922	0.0
84,247	5.500%,11/01/2038	87,638	0.0
2,464	5.500%,11/01/2038	2,563	0.0
9,420	5.500%,12/01/2038	9,755	0.0
5,750	5.500%,12/01/2038	5,975	0.0
21,082	5.500%,01/01/2039	21,930	0.0
43,964	5.500%,03/01/2039	45,734	0.0
17,235	5.500%,07/01/2039	17,782	0.0
11,451	5.500%,12/01/2039	11,912	0.0
76,590	5.500%,03/01/2040	79,673	0.0
25,317	5.500%,08/01/2040	26,265	0.0
35,778	5.500%,08/01/2040	36,222	0.0
49,679	5.500%,08/01/2040	51,679	0.0
201,014	6.000%,09/01/2027	205,555	0.0
4,068	6.000%,02/01/2029	4,160	0.0
4,933	6.000%,05/01/2035	5,135	0.0
213,079	6.000%,03/01/2037	224,167	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,795		6.000%,05/01/2037	1,879	0.0
24,075		6.000%,07/01/2037	25,191	0.0
28,541		6.000%,08/01/2037	29,875	0.0
5,918		6.000%,08/01/2037	6,132	0.0
159,594		6.000%,09/01/2037	166,798	0.0
452		6.000%,10/01/2037	472	0.0
6,311		6.000%,11/01/2037	6,601	0.0
1,835		6.000%,12/01/2037	1,879	0.0
5,296		6.000%,12/01/2037	5,519	0.0
156,191		6.000%,01/01/2038	162,861	0.0
941		6.000%,04/01/2038	981	0.0
5,751		6.000%,06/01/2038	5,925	0.0
331		6.000%,07/01/2038	340	0.0
15,055		6.000%,08/01/2038	15,454	0.0
45,574		6.000%,11/01/2038	47,446	0.0
11,776		6.000%,05/01/2039	12,136	0.0
6,958		6.000%,08/01/2039	7,183	0.0
1,638		6.000%,09/01/2039	1,675	0.0
474,442		6.500%,09/01/2034	495,260	0.0
			57,150,850	2.4

		Federal National Mortgage Association: 0.0%(5)
6,870		2.585%, (H15T1Y + 2.210%),04/01/2032	6,715	0.0
317,242		3.619%, (H15T1Y + 1.711%),08/01/2035	314,196	0.0
33,516		3.637%, (US0012M + 1.486%),07/01/2035	32,876	0.0
50,294		3.662%, (US0012M + 1.480%),04/01/2035	49,208	0.0
22,710		3.691%, (US0006M + 1.373%),09/01/2035	22,158	0.0
11,242		3.713%, (US0012M + 1.444%),08/01/2035	11,040	0.0
129,198		3.908%, (US0012M + 1.661%),10/01/2035	127,142	0.0
1,608		3.955%, (COF 11 + 1.251%),05/01/2036	1,577	0.0
23,819		3.993%, (12MTA + 1.200%),08/01/2042	22,779	0.0
41,192		3.993%, (12MTA + 1.200%),08/01/2042	39,247	0.0
13,189		3.993%, (12MTA + 1.200%),10/01/2044	12,539	0.0
20,566		3.993%, (12MTA + 1.200%),10/01/2044	19,609	0.0
46,881		4.003%, (US0012M + 1.610%),02/01/2034	45,970	0.0
123,275		4.060%, (US0012M + 1.810%),09/01/2034	123,171	0.0
1,180		4.108%, (H15T1Y + 2.215%),09/01/2031	1,161	0.0
11,630		4.148%, (COF 11 + 1.926%),12/01/2036	11,547	0.0
18,659		4.175%, (US0012M + 1.675%),02/01/2035	18,276	0.0
58,737		4.300%, (H15T1Y + 2.175%),10/01/2035	57,775	0.0
27,813		5.826%, (US0001M + 1.422%),02/01/2033	27,997	0.0
			944,983	0.0

		Government National Mortgage Association: 4.7%
1,240,867		2.500%,05/20/2051	1,096,493	0.1
4,275,200		2.500%,08/20/2051	3,768,053	0.2
3,483,343		2.500%,09/20/2051	3,069,434	0.1
1,791,194		2.500%,11/20/2051	1,578,712	0.1
3,630,041		2.500%,12/20/2051	3,198,500	0.1
5,831,359		2.500%,03/20/2052	5,136,086	0.2
16,272,790		2.500%,04/20/2052	14,337,258	0.6
24,839,216		2.500%,05/20/2052	21,877,083	0.9
969,267		3.000%,11/20/2051	886,478	0.0
1,045,119		3.000%,03/20/2052	949,713	0.1
1,941,897		3.500%,07/20/2046	1,784,086	0.1
290,162		3.500%,07/20/2047	276,263	0.0
4,769,757		3.500%,12/20/2047	4,534,687	0.2
2,672,456		3.500%,01/20/2048	2,540,740	0.1
5,851,954		3.500%,05/20/2050	5,541,923	0.2
23,325,000	(6)	3.500%,04/15/2053	21,868,098	0.9
372,111		4.000%,11/20/2040	367,763	0.0
708,740		4.000%,03/20/2046	693,441	0.0
18,942,000	(6)	4.000%,04/15/2053	18,237,667	0.8
587,319		4.500%,08/20/2041	595,301	0.0
270,459		4.500%,01/20/2047	273,386	0.0
12,528		5.000%,11/15/2035	12,815	0.0
1,726		5.000%,11/15/2035	1,762	0.0
4,330		5.000%,11/15/2035	4,429	0.0
4,674		5.000%,11/15/2035	4,838	0.0
13,684		5.000%,06/15/2037	13,940	0.0
29,883		5.000%,03/15/2038	30,756	0.0
76,490		5.000%,03/15/2038	78,949	0.0
4,649		5.000%,06/15/2038	4,750	0.0
866		5.000%,09/15/2038	885	0.0
29,857		5.000%,11/15/2038	30,813	0.0
8,514		5.000%,11/15/2038	8,738	0.0
45,342		5.000%,12/15/2038	46,972	0.0
7,364		5.000%,12/15/2038	7,530	0.0
634,102		5.000%,12/15/2038	656,364	0.0
41,932		5.000%,01/15/2039	43,404	0.0
72,277		5.000%,01/15/2039	74,446	0.0
453,387		5.000%,01/15/2039	468,409	0.0
40,995		5.000%,02/15/2039	42,313	0.0
64,006		5.000%,02/15/2039	66,147	0.0
17,905		5.000%,02/15/2039	18,481	0.0
1,633		5.000%,03/15/2039	1,691	0.0
51,274		5.000%,03/15/2039	52,923	0.0
49,690		5.000%,03/15/2039	51,288	0.0
84,374		5.000%,03/15/2039	87,087	0.0
51,638		5.000%,04/15/2039	53,452	0.0
67,871		5.000%,05/15/2039	70,053	0.0
31,046		5.000%,05/15/2039	32,042	0.0
385		5.000%,05/15/2039	393	0.0
44,302		5.000%,07/15/2039	45,844	0.0
31,163		5.000%,09/15/2039	32,104	0.0
8,308		5.000%,11/15/2039	8,551	0.0
1,233		5.000%,04/15/2040	1,272	0.0
7,773		5.000%,06/15/2040	8,043	0.0
7,019		5.000%,09/15/2040	7,122	0.0
16,589		5.000%,09/15/2040	17,103	0.0
32,981		5.000%,10/15/2040	34,138	0.0
45,778		5.000%,05/15/2042	46,805	0.0
201,286		5.000%,02/20/2043	206,933	0.0
			114,984,750	4.7

		Uniform Mortgage-Backed Securities: 15.1%
3,922,209		2.000%,10/01/2050	3,261,815	0.1
6,855,194		2.000%,12/01/2050	5,694,732	0.3
2,787,354		2.000%,11/01/2051	2,328,606	0.1
1,008,478		2.000%,11/01/2051	840,919	0.0
4,927,618		2.000%,12/01/2051	4,086,416	0.2
6,515,768		2.000%,12/01/2051	5,406,441	0.2
1,879,857		2.000%,02/01/2052	1,569,330	0.1
3,611,164		2.000%,02/01/2052	3,017,552	0.1
7,959,708		2.000%,03/01/2052	6,593,624	0.3
43,092,000	(6)	2.000%,04/15/2053	35,628,829	1.5
963,584		2.500%,05/01/2030	912,147	0.1
1,443,296		2.500%,06/01/2030	1,366,340	0.1
1,923,643		2.500%,06/01/2030	1,821,010	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

840,046		2.500%,07/01/2030	795,275	0.0
5,923,106		2.500%,07/01/2050	5,131,207	0.2
18,566,186		2.500%,11/01/2050	16,279,676	0.7
7,909,526		2.500%,02/01/2051	6,826,698	0.3
4,716,791		2.500%,04/01/2051	4,071,585	0.2
9,589,903		2.500%,11/01/2051	8,298,103	0.4
4,625,347		2.500%,12/01/2051	4,037,048	0.2
3,638,576		2.500%,12/01/2051	3,170,187	0.1
4,980,411		2.500%,01/01/2052	4,345,635	0.2
2,738,846		2.500%,02/01/2052	2,389,984	0.1
4,828,755		2.500%,02/01/2052	4,170,845	0.2
4,640,280		2.500%,02/01/2052	4,024,837	0.2
4,557,938		2.500%,02/01/2052	3,970,310	0.2
4,126,210		2.500%,02/01/2052	3,578,143	0.2
2,018,248		3.000%,08/01/2030	1,935,402	0.1
1,038,068		3.000%,09/01/2030	995,386	0.1
785,043		3.000%,08/01/2043	724,835	0.0
1,343,985		3.000%,09/01/2043	1,240,974	0.1
4,965,818		3.000%,04/01/2045	4,582,836	0.2
3,042,893		3.000%,08/01/2046	2,795,712	0.1
287,753		3.000%,09/01/2046	264,051	0.0
4,039,182		3.000%,01/01/2047	3,705,851	0.2
2,607,401		3.000%,02/01/2052	2,358,189	0.1
4,414,443		3.000%,02/01/2052	4,003,739	0.2
5,658,210		3.000%,04/01/2052	5,109,399	0.2
3,835,454		3.000%,05/01/2052	3,463,229	0.2
9,521,466		3.000%,05/01/2052	8,588,442	0.4
11,495,000	(6)	3.000%,04/15/2053	10,314,897	0.4
441,649		3.500%,12/01/2041	421,767	0.0
379,202		3.500%,08/01/2042	362,136	0.0
76,861		3.500%,08/01/2042	73,401	0.0
301,412		3.500%,10/01/2042	287,780	0.0
519,377		3.500%,10/01/2042	495,941	0.0
223,280		3.500%,03/01/2043	213,225	0.0
1,855,406		3.500%,01/01/2046	1,754,062	0.1
3,100,391		3.500%,02/01/2046	2,931,014	0.1
13,461,762		3.500%,08/01/2046	12,726,290	0.5
2,227,575		3.500%,08/01/2046	2,105,876	0.1
2,070,971		3.500%,09/01/2047	1,950,957	0.1
6,139,431		3.500%,07/01/2048	5,803,974	0.3
2,397,975		3.500%,02/01/2052	2,245,566	0.1
2,022		4.000%,05/01/2029	1,976	0.0
16,823		4.000%,11/01/2030	16,441	0.0
9,256		4.000%,02/01/2031	9,046	0.0
5,234		4.000%,10/01/2031	5,115	0.0
3,714,861		4.000%,12/01/2039	3,639,224	0.2
189,849		4.000%,07/01/2042	185,978	0.0
469,244		4.000%,07/01/2042	459,683	0.0
1,773,029		4.000%,07/01/2042	1,736,882	0.1
300,507		4.000%,08/01/2042	295,386	0.0
1,285,416		4.000%,08/01/2043	1,263,699	0.1
2,113,941		4.000%,09/01/2043	2,081,429	0.1
70,655		4.000%,10/01/2043	69,193	0.0
145,165		4.000%,10/01/2043	141,681	0.0
3,954,659		4.000%,01/01/2045	3,941,791	0.2
395,534		4.000%,06/01/2045	386,001	0.0
703,145		4.000%,07/01/2045	693,929	0.0
1,623,295		4.000%,07/01/2045	1,597,730	0.1
2,995,091		4.000%,02/01/2046	2,923,918	0.1
586,488		4.000%,06/01/2047	573,661	0.0
379,173		4.000%,03/01/2048	369,094	0.0
89,368		4.000%,03/01/2048	86,881	0.0
2,729,013		4.000%,09/01/2048	2,672,363	0.1
5,090,056		4.000%,05/01/2051	4,929,653	0.2
4,810,984		4.000%,05/01/2052	4,624,355	0.2
4,841,732		4.000%,08/01/2052	4,636,162	0.2
11,430,159		4.000%,11/01/2052	11,112,241	0.5
56,070,000	(6)	4.000%,04/15/2053	53,630,293	2.2
11,653		4.500%,10/01/2025	11,657	0.0
166,516		4.500%,07/01/2026	167,007	0.0
244,038		4.500%,04/01/2029	244,139	0.0
45,031		4.500%,06/01/2029	45,050	0.0
3,721		4.500%,06/01/2029	3,723	0.0
46,269		4.500%,07/01/2029	46,288	0.0
1,120		4.500%,10/01/2029	1,109	0.0
6,718		4.500%,06/01/2030	6,707	0.0
229,684		4.500%,10/01/2030	229,781	0.0
55,926		4.500%,02/01/2031	55,950	0.0
35,108		4.500%,05/01/2031	35,123	0.0
26,997		4.500%,10/01/2033	27,125	0.0
12,466		4.500%,01/01/2034	12,517	0.0
3,074		4.500%,07/01/2034	3,086	0.0
18,301		4.500%,09/01/2035	18,407	0.0
3,268		4.500%,09/01/2035	3,261	0.0
24,423		4.500%,11/01/2035	24,527	0.0
120,990		4.500%,02/01/2036	119,365	0.0
50,665		4.500%,01/01/2037	51,000	0.0
26,456		4.500%,09/01/2037	26,581	0.0
1,533		4.500%,02/01/2038	1,533	0.0
14,162		4.500%,01/01/2039	14,256	0.0
1,927		4.500%,02/01/2039	1,910	0.0
22,378		4.500%,02/01/2039	22,526	0.0
49,110		4.500%,04/01/2039	49,052	0.0
11,134		4.500%,04/01/2039	11,207	0.0
32,433		4.500%,04/01/2039	32,647	0.0
49,911		4.500%,05/01/2039	50,241	0.0
9,842		4.500%,05/01/2039	9,907	0.0
61,994		4.500%,05/01/2039	62,404	0.0
50,454		4.500%,05/01/2039	50,787	0.0
640,993		4.500%,05/01/2039	645,231	0.0
3,038		4.500%,05/01/2039	3,058	0.0
318		4.500%,05/01/2039	320	0.0
4,393		4.500%,06/01/2039	4,422	0.0
79,411		4.500%,06/01/2039	79,936	0.0
17,965		4.500%,07/01/2039	17,967	0.0
10,961		4.500%,07/01/2039	11,033	0.0
38,347		4.500%,07/01/2039	38,601	0.0
38,133		4.500%,08/01/2039	38,386	0.0
77,400		4.500%,08/01/2039	77,912	0.0
43,211		4.500%,08/01/2039	43,272	0.0
138,298		4.500%,08/01/2039	139,213	0.0
144,322		4.500%,09/01/2039	144,528	0.0
119,280		4.500%,10/01/2039	120,069	0.0
7,312		4.500%,11/01/2039	7,360	0.0
57,912		4.500%,11/01/2039	58,296	0.0
6,590		4.500%,12/01/2039	6,591	0.0
3,684		4.500%,12/01/2039	3,709	0.0
3,353		4.500%,01/01/2040	3,362	0.0
252,548		4.500%,01/01/2040	254,219	0.0
59,642		4.500%,02/01/2040	60,037	0.0
117,220		4.500%,02/01/2040	117,996	0.0
388,209		4.500%,04/01/2040	389,772	0.0
37,706		4.500%,04/01/2040	37,857	0.0
178,999		4.500%,05/01/2040	179,950	0.0
33,936		4.500%,05/01/2040	34,148	0.0
2,658		4.500%,06/01/2040	2,676	0.0
196,356		4.500%,06/01/2040	197,655	0.0
81,522		4.500%,06/01/2040	82,061	0.0
24,659		4.500%,06/01/2040	24,822	0.0
43,327		4.500%,06/01/2040	43,501	0.0
16,507		4.500%,07/01/2040	16,616	0.0
53,288		4.500%,07/01/2040	53,641	0.0
88,737		4.500%,07/01/2040	89,325	0.0
17,319		4.500%,08/01/2040	17,433	0.0
3,300		4.500%,08/01/2040	3,301	0.0
32,026		4.500%,08/01/2040	32,238	0.0
57,619		4.500%,08/01/2040	57,402	0.0
1,526		4.500%,08/01/2040	1,536	0.0
49,356		4.500%,08/01/2040	49,683	0.0
54,766		4.500%,08/01/2040	55,129	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

11,797	4.500%,09/01/2040	11,875	0.0
12,829	4.500%,09/01/2040	12,913	0.0
12,448	4.500%,09/01/2040	12,377	0.0
20,068	4.500%,09/01/2040	20,200	0.0
145,038	4.500%,09/01/2040	145,998	0.0
19,051	4.500%,09/01/2040	19,177	0.0
74,591	4.500%,09/01/2040	74,601	0.0
110,171	4.500%,10/01/2040	110,900	0.0
57,314	4.500%,10/01/2040	57,693	0.0
20,658	4.500%,10/01/2040	20,795	0.0
21,566	4.500%,10/01/2040	21,709	0.0
124,845	4.500%,10/01/2040	125,671	0.0
277,942	4.500%,11/01/2040	275,816	0.0
280,579	4.500%,11/01/2040	282,436	0.0
37,117	4.500%,11/01/2040	37,363	0.0
37,645	4.500%,11/01/2040	37,895	0.0
735,071	4.500%,11/01/2040	739,935	0.0
149,248	4.500%,12/01/2040	150,236	0.0
70,504	4.500%,12/01/2040	70,971	0.0
12,039	4.500%,12/01/2040	11,994	0.0
2,035	4.500%,12/01/2040	2,048	0.0
69,369	4.500%,12/01/2040	69,828	0.0
24,578	4.500%,12/01/2040	24,741	0.0
29,148	4.500%,12/01/2040	29,341	0.0
17,678	4.500%,12/01/2040	17,749	0.0
16,783	4.500%,12/01/2040	16,894	0.0
341,623	4.500%,01/01/2041	343,883	0.0
89,110	4.500%,01/01/2041	89,699	0.0
162,520	4.500%,01/01/2041	163,595	0.0
29,480	4.500%,01/01/2041	29,675	0.0
14,345	4.500%,01/01/2041	14,440	0.0
16,505	4.500%,02/01/2041	16,572	0.0
53,816	4.500%,02/01/2041	54,172	0.0
56,226	4.500%,02/01/2041	55,971	0.0
41,212	4.500%,02/01/2041	41,485	0.0
57,448	4.500%,02/01/2041	57,829	0.0
153,690	4.500%,03/01/2041	152,814	0.0
35,456	4.500%,03/01/2041	35,415	0.0
35,366	4.500%,03/01/2041	35,600	0.0
3,047	4.500%,03/01/2041	3,067	0.0
19,459	4.500%,03/01/2041	19,587	0.0
72,126	4.500%,03/01/2041	71,622	0.0
55,393	4.500%,03/01/2041	55,760	0.0
11,164	4.500%,03/01/2041	11,026	0.0
17,398	4.500%,03/01/2041	17,513	0.0
3,896	4.500%,04/01/2041	3,922	0.0
71,775	4.500%,04/01/2041	71,043	0.0
299,865	4.500%,04/01/2041	303,753	0.0
159,889	4.500%,04/01/2041	160,947	0.0
28,041	4.500%,04/01/2041	28,227	0.0
15,990	4.500%,04/01/2041	15,805	0.0
2,584	4.500%,05/01/2041	2,595	0.0
13,726	4.500%,05/01/2041	13,816	0.0
19,047	4.500%,05/01/2041	19,124	0.0
143,002	4.500%,05/01/2041	143,339	0.0
292,664	4.500%,05/01/2041	294,602	0.0
146,543	4.500%,05/01/2041	147,513	0.0
5,212	4.500%,05/01/2041	5,246	0.0
255,382	4.500%,05/01/2041	257,073	0.0
11,113	4.500%,05/01/2041	11,007	0.0
176,645	4.500%,06/01/2041	177,815	0.0
47,257	4.500%,06/01/2041	47,509	0.0
10,631	4.500%,06/01/2041	10,701	0.0
37,877	4.500%,07/01/2041	38,128	0.0
77,072	4.500%,07/01/2041	77,582	0.0
1,621	4.500%,07/01/2041	1,619	0.0
140,025	4.500%,07/01/2041	140,952	0.0
17,237	4.500%,07/01/2041	17,367	0.0
3,068	4.500%,07/01/2041	3,089	0.0
9,352	4.500%,07/01/2041	9,414	0.0
94,064	4.500%,08/01/2041	94,686	0.0
117,983	4.500%,08/01/2041	116,872	0.0
51,949	4.500%,08/01/2041	52,097	0.0
13,501	4.500%,08/01/2041	13,590	0.0
126,518	4.500%,08/01/2041	126,043	0.0
154,579	4.500%,08/01/2041	154,599	0.0
80,129	4.500%,08/01/2041	80,659	0.0
20,881	4.500%,08/01/2041	20,679	0.0
9,257	4.500%,09/01/2041	9,318	0.0
50,620	4.500%,09/01/2041	50,528	0.0
415,030	4.500%,09/01/2041	416,703	0.0
3,741	4.500%,09/01/2041	3,756	0.0
839,425	4.500%,10/01/2041	844,991	0.0
24,709	4.500%,10/01/2041	24,872	0.0
16,337	4.500%,10/01/2041	16,445	0.0
42,974	4.500%,10/01/2041	42,729	0.0
470,927	4.500%,10/01/2041	474,049	0.0
196,274	4.500%,10/01/2041	197,063	0.0
84,872	4.500%,10/01/2041	84,718	0.0
154,921	4.500%,10/01/2041	154,821	0.0
2,983	4.500%,11/01/2041	3,003	0.0
227,256	4.500%,11/01/2041	228,760	0.0
178,927	4.500%,12/01/2041	180,111	0.0
518,023	4.500%,12/01/2041	521,457	0.0
20,848	4.500%,01/01/2042	20,987	0.0
12,208	4.500%,01/01/2042	12,129	0.0
9,179	4.500%,01/01/2042	9,240	0.0
32,919	4.500%,03/01/2042	32,860	0.0
4,148	4.500%,03/01/2042	4,109	0.0
26,778	4.500%,04/01/2042	26,385	0.0
11,316	4.500%,06/01/2042	11,333	0.0
5,154	4.500%,08/01/2042	5,188	0.0
4,038	4.500%,09/01/2042	3,974	0.0
6,394	4.500%,01/01/2043	6,307	0.0
4,745	4.500%,12/01/2043	4,747	0.0
42,412	4.500%,04/01/2047	42,216	0.0
20,338	4.500%,05/01/2047	20,223	0.0
61,597	4.500%,06/01/2047	61,511	0.0
94,112	4.500%,06/01/2047	93,979	0.0
281,504	4.500%,07/01/2047	281,107	0.0
65,768	4.500%,07/01/2047	65,533	0.0
16,095	4.500%,08/01/2047	16,003	0.0
5,834,204	4.500%,10/01/2052	5,721,393	0.3
72	5.000%,12/01/2023	73	0.0
16,279	5.000%,04/01/2026	16,406	0.0
21,677	5.000%,05/01/2026	21,845	0.0
19,538	5.000%,08/01/2027	19,691	0.0
8,375	5.000%,04/01/2028	8,442	0.0
5,710,647	5.000%,05/01/2042	5,837,269	0.3
839	5.500%,06/01/2023	848	0.0
300	5.500%,07/01/2023	299	0.0
369	5.500%,09/01/2023	368	0.0
71	5.500%,01/01/2025	71	0.0
16	5.500%,08/01/2025	16	0.0
2,551	5.500%,07/01/2026	2,579	0.0
2,442	5.500%,12/01/2027	2,469	0.0
10,091	5.500%,04/01/2028	10,202	0.0
3,217	5.500%,08/01/2028	3,253	0.0
4,631	5.500%,01/01/2029	4,682	0.0
35,640	5.500%,10/01/2029	36,082	0.0
36,429	5.500%,04/01/2033	37,088	0.0
11,472	5.500%,10/01/2033	11,607	0.0
2,401	5.500%,11/01/2033	2,429	0.0
3,609	5.500%,11/01/2033	3,728	0.0
698	5.500%,11/01/2033	711	0.0
5,555	5.500%,11/01/2033	5,647	0.0
895	5.500%,12/01/2033	924	0.0
61,638	5.500%,12/01/2033	62,756	0.0
28,842	5.500%,12/01/2033	29,792	0.0
182,769	5.500%,12/01/2033	186,883	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

9,909	5.500%,12/01/2033	10,089	0.0
265	5.500%,01/01/2034	269	0.0
15,616	5.500%,01/01/2034	15,798	0.0
65,480	5.500%,01/01/2034	67,577	0.0
7,009	5.500%,01/01/2034	7,086	0.0
8,326	5.500%,01/01/2034	8,546	0.0
2,775	5.500%,06/01/2034	2,829	0.0
4,641	5.500%,11/01/2034	4,692	0.0
29,155	5.500%,11/01/2034	30,115	0.0
582	5.500%,12/01/2034	601	0.0
21,668	5.500%,01/01/2035	21,941	0.0
8,809	5.500%,01/01/2035	9,099	0.0
16,949	5.500%,01/01/2035	17,507	0.0
829,461	5.500%,02/01/2035	856,779	0.1
8,840	5.500%,02/01/2035	8,994	0.0
6,127	5.500%,07/01/2035	6,288	0.0
468,168	5.500%,08/01/2035	483,591	0.0
2,130	5.500%,10/01/2035	2,195	0.0
314	5.500%,11/01/2035	318	0.0
29,422	5.500%,11/01/2035	30,196	0.0
7,131	5.500%,12/01/2035	7,363	0.0
74,923	5.500%,12/01/2035	77,392	0.0
492	5.500%,12/01/2035	509	0.0
471	5.500%,12/01/2035	487	0.0
48,243	5.500%,01/01/2036	49,981	0.0
5,214	5.500%,01/01/2036	5,397	0.0
404	5.500%,02/01/2036	408	0.0
7,149	5.500%,04/01/2036	7,404	0.0
578,470	5.500%,07/01/2036	597,522	0.0
408	5.500%,08/01/2036	423	0.0
28,786	5.500%,09/01/2036	29,733	0.0
48,423	5.500%,09/01/2036	50,017	0.0
716	5.500%,12/01/2036	743	0.0
71,347	5.500%,12/01/2036	73,937	0.0
1,006	5.500%,12/01/2036	1,045	0.0
77,506	5.500%,12/01/2036	80,537	0.0
43,331	5.500%,01/01/2037	45,026	0.0
7,401	5.500%,01/01/2037	7,648	0.0
61,795	5.500%,02/01/2037	64,213	0.0
167,935	5.500%,03/01/2037	172,531	0.0
6,743	5.500%,04/01/2037	7,007	0.0
1,282	5.500%,05/01/2037	1,321	0.0
8,052	5.500%,05/01/2037	8,367	0.0
17,292	5.500%,05/01/2037	17,969	0.0
504	5.500%,05/01/2037	523	0.0
13,537	5.500%,06/01/2037	13,960	0.0
30,770	5.500%,06/01/2037	31,574	0.0
15,081	5.500%,07/01/2037	15,339	0.0
24,475	5.500%,08/01/2037	25,432	0.0
24,576	5.500%,08/01/2037	25,449	0.0
9,202	5.500%,08/01/2037	9,505	0.0
63,320	5.500%,09/01/2037	65,797	0.0
465	5.500%,11/01/2037	483	0.0
226,290	5.500%,01/01/2038	235,090	0.0
434	5.500%,02/01/2038	451	0.0
694	5.500%,02/01/2038	721	0.0
217,230	5.500%,03/01/2038	225,733	0.0
3,676	5.500%,03/01/2038	3,738	0.0
431	5.500%,04/01/2038	447	0.0
8,852	5.500%,04/01/2038	8,969	0.0
32,240	5.500%,04/01/2038	33,502	0.0
5,290	5.500%,05/01/2038	5,499	0.0
1,731	5.500%,05/01/2038	1,799	0.0
52,478	5.500%,05/01/2038	53,296	0.0
51,687	5.500%,06/01/2038	53,710	0.0
1,057,664	5.500%,06/01/2038	1,102,612	0.1
11,712	5.500%,06/01/2038	12,171	0.0
29,298	5.500%,07/01/2038	30,444	0.0
261	5.500%,07/01/2038	271	0.0
29,060	5.500%,07/01/2038	30,198	0.0
24,625	5.500%,07/01/2038	25,589	0.0
14,473	5.500%,08/01/2038	14,999	0.0
6,775	5.500%,08/01/2038	7,002	0.0
52,638	5.500%,08/01/2038	54,699	0.0
117,451	5.500%,11/01/2038	122,047	0.0
31,439	5.500%,11/01/2038	32,682	0.0
113	5.500%,12/01/2038	115	0.0
19,638	5.500%,12/01/2038	20,414	0.0
62,024	5.500%,01/01/2039	64,450	0.0
209,935	5.500%,01/01/2039	218,150	0.0
32,180	5.500%,01/01/2039	33,439	0.0
12,068	5.500%,03/01/2039	12,541	0.0
114,772	5.500%,06/01/2039	119,263	0.0
188,900	5.500%,06/01/2039	196,290	0.0
10,740	5.500%,07/01/2041	11,161	0.0
214,700	5.500%,09/01/2041	221,300	0.0
44,228	6.000%,11/01/2028	45,187	0.0
204	6.000%,04/01/2031	210	0.0
222	6.000%,01/01/2032	227	0.0
505	6.000%,11/01/2032	525	0.0
483	6.000%,11/01/2032	493	0.0
32,358	6.000%,01/01/2033	33,673	0.0
2,075	6.000%,09/01/2033	2,128	0.0
333	6.000%,01/01/2034	342	0.0
24,450	6.000%,06/01/2035	25,046	0.0
3,394	6.000%,07/01/2035	3,513	0.0
5,466	6.000%,07/01/2035	5,589	0.0
7,112	6.000%,07/01/2035	7,403	0.0
4,440	6.000%,07/01/2035	4,536	0.0
356	6.000%,10/01/2035	364	0.0
1,006	6.000%,10/01/2035	1,028	0.0
34,762	6.000%,11/01/2035	36,183	0.0
2,144	6.000%,12/01/2035	2,190	0.0
187,470	6.000%,12/01/2035	191,605	0.0
28,553	6.000%,12/01/2035	29,715	0.0
4,228	6.000%,01/01/2036	4,358	0.0
29,736	6.000%,02/01/2036	31,068	0.0
22,211	6.000%,02/01/2036	23,152	0.0
21,060	6.000%,03/01/2036	22,593	0.0
15,623	6.000%,03/01/2036	16,131	0.0
11,614	6.000%,04/01/2036	12,133	0.0
30,003	6.000%,04/01/2036	31,372	0.0
8,765	6.000%,05/01/2036	9,006	0.0
1,943	6.000%,06/01/2036	2,006	0.0
328	6.000%,06/01/2036	339	0.0
1,178	6.000%,07/01/2036	1,207	0.0
11,514	6.000%,07/01/2036	11,767	0.0
2,487	6.000%,07/01/2036	2,542	0.0
45,607	6.000%,07/01/2036	47,483	0.0
1,499	6.000%,08/01/2036	1,535	0.0
116,322	6.000%,08/01/2036	119,423	0.0
11,931	6.000%,08/01/2036	12,476	0.0
2,259	6.000%,08/01/2036	2,362	0.0
12,146	6.000%,08/01/2036	12,496	0.0
312,313	6.000%,08/01/2036	322,969	0.0
17,195	6.000%,09/01/2036	17,893	0.0
12,048	6.000%,09/01/2036	12,364	0.0
31,758	6.000%,09/01/2036	33,155	0.0
76	6.000%,09/01/2036	77	0.0
8,486	6.000%,09/01/2036	8,714	0.0
54,640	6.000%,09/01/2036	55,826	0.0
8,773	6.000%,09/01/2036	9,169	0.0
7,728	6.000%,10/01/2036	7,896	0.0
10,228	6.000%,10/01/2036	10,686	0.0
26,668	6.000%,10/01/2036	27,884	0.0
19,011	6.000%,10/01/2036	19,860	0.0
2,211	6.000%,10/01/2036	2,259	0.0
25,748	6.000%,10/01/2036	26,728	0.0
14,730	6.000%,11/01/2036	15,050	0.0
8,847	6.000%,11/01/2036	9,110	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

22,339	6.000%,11/01/2036	23,359	0.0
25,857	6.000%,12/01/2036	27,037	0.0
19,444	6.000%,12/01/2036	19,874	0.0
1,349	6.000%,12/01/2036	1,389	0.0
3,590	6.000%,12/01/2036	3,674	0.0
2,400	6.000%,12/01/2036	2,510	0.0
391	6.000%,01/01/2037	408	0.0
10,356	6.000%,01/01/2037	10,581	0.0
508	6.000%,01/01/2037	523	0.0
7,160	6.000%,01/01/2037	7,487	0.0
7,469	6.000%,02/01/2037	7,657	0.0
666	6.000%,02/01/2037	681	0.0
9,671	6.000%,02/01/2037	10,112	0.0
51,112	6.000%,02/01/2037	53,070	0.0
11,116	6.000%,03/01/2037	11,623	0.0
4,614	6.000%,03/01/2037	4,825	0.0
81,333	6.000%,03/01/2037	84,432	0.0
360	6.000%,03/01/2037	376	0.0
4,460	6.000%,03/01/2037	4,557	0.0
17,308	6.000%,03/01/2037	17,838	0.0
16,973	6.000%,04/01/2037	17,748	0.0
5,209	6.000%,04/01/2037	5,408	0.0
67,515	6.000%,04/01/2037	70,542	0.0
38,412	6.000%,04/01/2037	40,212	0.0
13,371	6.000%,04/01/2037	13,853	0.0
2,154	6.000%,04/01/2037	2,214	0.0
18,925	6.000%,04/01/2037	19,353	0.0
1,388	6.000%,04/01/2037	1,452	0.0
27,251	6.000%,04/01/2037	27,850	0.0
20,394	6.000%,04/01/2037	20,836	0.0
630	6.000%,04/01/2037	644	0.0
9,820	6.000%,04/01/2037	10,268	0.0
720	6.000%,04/01/2037	736	0.0
12,749	6.000%,05/01/2037	13,025	0.0
10,849	6.000%,05/01/2037	11,343	0.0
5,021	6.000%,05/01/2037	5,213	0.0
54,809	6.000%,05/01/2037	57,288	0.0
7,348	6.000%,05/01/2037	7,507	0.0
578	6.000%,05/01/2037	594	0.0
20,104	6.000%,05/01/2037	20,875	0.0
15,608	6.000%,05/01/2037	15,965	0.0
5,457	6.000%,05/01/2037	5,583	0.0
10,480	6.000%,05/01/2037	10,708	0.0
3,601	6.000%,06/01/2037	3,682	0.0
1,240	6.000%,06/01/2037	1,268	0.0
3,487	6.000%,06/01/2037	3,614	0.0
4,280	6.000%,06/01/2037	4,475	0.0
41,267	6.000%,06/01/2037	43,150	0.0
23,368	6.000%,06/01/2037	23,875	0.0
4,890	6.000%,06/01/2037	4,997	0.0
8,756	6.000%,07/01/2037	8,964	0.0
35,706	6.000%,07/01/2037	37,293	0.0
6,140	6.000%,07/01/2037	6,273	0.0
11,406	6.000%,07/01/2037	11,663	0.0
12,797	6.000%,07/01/2037	13,078	0.0
2,291	6.000%,07/01/2037	2,373	0.0
30,603	6.000%,07/01/2037	31,283	0.0
4,680	6.000%,07/01/2037	4,894	0.0
4,878	6.000%,07/01/2037	5,119	0.0
4,209	6.000%,08/01/2037	4,380	0.0
7,420	6.000%,08/01/2037	7,590	0.0
5,780	6.000%,08/01/2037	5,907	0.0
8,503	6.000%,08/01/2037	8,688	0.0
11,770	6.000%,08/01/2037	12,264	0.0
31,675	6.000%,08/01/2037	33,121	0.0
16,591	6.000%,08/01/2037	16,951	0.0
35,202	6.000%,08/01/2037	35,966	0.0
10,437	6.000%,09/01/2037	10,913	0.0
1,522	6.000%,09/01/2037	1,592	0.0
60,169	6.000%,09/01/2037	62,285	0.0
164,792	6.000%,09/01/2037	172,314	0.0
523	6.000%,09/01/2037	537	0.0
5,652	6.000%,09/01/2037	5,774	0.0
591	6.000%,10/01/2037	607	0.0
21,268	6.000%,10/01/2037	22,222	0.0
663	6.000%,11/01/2037	692	0.0
24,423	6.000%,11/01/2037	25,478	0.0
33,540	6.000%,11/01/2037	34,928	0.0
37,234	6.000%,12/01/2037	38,276	0.0
44,516	6.000%,12/01/2037	46,548	0.0
1,016	6.000%,12/01/2037	1,063	0.0
17,596	6.000%,12/01/2037	18,186	0.0
16,107	6.000%,02/01/2038	16,786	0.0
80,015	6.000%,02/01/2038	83,385	0.0
55,205	6.000%,02/01/2038	56,741	0.0
17,047	6.000%,03/01/2038	17,742	0.0
3,764	6.000%,03/01/2038	3,846	0.0
806	6.000%,03/01/2038	835	0.0
2,238	6.000%,05/01/2038	2,339	0.0
46,999	6.000%,05/01/2038	48,824	0.0
7,491	6.000%,06/01/2038	7,830	0.0
29,490	6.000%,07/01/2038	30,716	0.0
77,398	6.000%,07/01/2038	80,405	0.0
796	6.000%,08/01/2038	828	0.0
4,539	6.000%,09/01/2038	4,746	0.0
3,213	6.000%,09/01/2038	3,286	0.0
17,167	6.000%,09/01/2038	17,909	0.0
14,126	6.000%,09/01/2038	14,484	0.0
11,437	6.000%,10/01/2038	11,686	0.0
9,507	6.000%,10/01/2038	9,941	0.0
8,279	6.000%,10/01/2038	8,661	0.0
1,419	6.000%,10/01/2038	1,475	0.0
19,386	6.000%,10/01/2038	20,208	0.0
346	6.000%,10/01/2038	353	0.0
1,094	6.000%,11/01/2038	1,119	0.0
431	6.000%,11/01/2038	447	0.0
112,548	6.000%,11/01/2038	116,172	0.0
11,903	6.000%,12/01/2038	12,238	0.0
834	6.000%,12/01/2038	854	0.0
45,732	6.000%,12/01/2038	47,819	0.0
11,601	6.000%,10/01/2039	12,107	0.0
922	6.000%,10/01/2039	964	0.0
268,955	6.000%,02/01/2040	279,924	0.0
11,496	6.000%,04/01/2040	11,993	0.0
72,961	6.000%,09/01/2040	74,595	0.0
121,046	6.000%,10/01/2040	126,473	0.0
175,273	6.000%,05/01/2041	183,302	0.0
1,520	6.500%,04/01/2027	1,570	0.0
509	6.500%,02/01/2028	525	0.0
3	6.500%,06/01/2029	3	0.0
4,721	6.500%,01/01/2032	4,876	0.0
5,045	6.500%,04/01/2032	5,266	0.0
11,328	6.500%,10/01/2032	11,696	0.0
7,640	6.500%,10/01/2032	7,889	0.0
3,840	6.500%,03/01/2038	4,094	0.0
181	7.000%,08/01/2025	181	0.0
1,068	7.000%,03/01/2026	1,069	0.0
3,573	7.000%,03/01/2026	3,595	0.0
432	7.000%,12/01/2027	433	0.0
143,814	7.000%,03/01/2038	153,137	0.0
453,232	7.000%,04/01/2038	488,456	0.0
5,257	7.500%,09/01/2031	5,462	0.0
		364,978,357	15.1

	Total U.S. Government Agency Obligations
	(Cost $552,126,605)	538,058,940	22.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

ASSET-BACKED SECURITIES: 7.5%
		Automobile Asset-Backed Securities: 0.0%
350,000	(1)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	329,803	0.0

		Home Equity Asset-Backed Securities: 0.1%
1,124,639	(1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	879,594	0.1
8,146		Home Equity Asset Trust 2005-2 M5, 5.940%, (US0001M + 1.095%), 07/25/2035	8,134	0.0
480,890		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 5.760%, (US0001M + 0.915%), 03/25/2035	472,414	0.0
9,914		New Century Home Equity Loan Trust 2005-2 M3, 5.580%, (US0001M + 0.735%), 06/25/2035	9,970	0.0
42,875		Renaissance Home Equity Loan Trust 2003-2 A, 4.446%, (US0001M + 0.880%), 08/25/2033	38,787	0.0
779,460	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	766,809	0.0
51,103		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 5.005%, (US0001M + 0.160%), 11/25/2036	14,802	0.0
			2,190,510	0.1

		Other Asset-Backed Securities: 6.6%
2,000,000	(1)	AGL CLO 12 Ltd. 2021-12A C, 6.658%, (US0003M + 1.850%), 07/20/2034	1,881,104	0.1
2,395,334	(1),(3),(4),(7)	American Homes 4 Rent 2015-SFR1 XS, 3.230%, 04/17/2052	–	–
650,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 6.742%, (US0003M + 1.950%), 04/14/2029	636,644	0.0
3,470,000	(1)	Babson CLO Ltd. 2017-1A A2, 6.145%, (US0003M + 1.350%), 07/18/2029	3,407,831	0.1
4,393,000	(1)	Babson CLO Ltd. 2018-3A A2, 6.108%, (US0003M + 1.300%), 07/20/2029	4,350,173	0.2
7,750,000	(1)	Barings Clo Ltd. 2023-IA A, 6.855%, (TSFR3M + 1.750%), 04/20/2036	7,713,451	0.3
815,654	(1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	712,707	0.0
550,483	(3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.280%, 10/25/2036	539,795	0.0
2,250,000	(1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 6.958%, (US0003M + 2.150%), 01/20/2032	2,149,859	0.1
2,000,000	(1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A1R, 5.962%, (US0003M + 1.170%), 10/15/2034	1,948,798	0.1
1,950,000	(1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A2R, 6.242%, (US0003M + 1.450%), 10/15/2034	1,868,999	0.1
1,450,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 6.792%, (US0003M + 2.000%), 04/15/2034	1,354,812	0.1
3,850,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A1, 5.948%, (US0003M + 1.150%), 04/19/2034	3,759,225	0.2
5,000,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A C, 6.798%, (US0003M + 2.000%), 04/19/2034	4,677,750	0.2
2,326,500	(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,127,991	0.1
3,490,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 5.978%, (US0003M + 1.170%), 07/20/2034	3,402,520	0.1
3,000,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 6.808%, (US0003M + 2.000%), 07/20/2034	2,783,784	0.1
1,750,000	(1)	California Street CLO IX L.P. 2012-9A CR3, 7.292%, (US0003M + 2.500%), 07/16/2032	1,680,665	0.1
5,500,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A BR2, 6.858%, (US0003M + 2.050%), 04/20/2034	5,069,977	0.2
2,400,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 5.922%, (US0003M + 1.130%), 04/17/2031	2,318,004	0.1
3,250,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 6.815%, (US0003M + 2.000%), 07/23/2034	3,029,315	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

3,000,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.242%, (US0003M + 1.450%), 10/17/2034	2,904,030	0.1
36,311		Chase Funding Trust Series 2002-4 2A1, 5.585%, (US0001M + 0.740%), 10/25/2032	34,444	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 5.445%, (US0001M + 0.600%), 07/25/2033	100,909	0.0
1,032,853	(1)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	902,647	0.0
916,750	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	867,690	0.0
482,500	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	460,120	0.0
291,000	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	259,697	0.0
1,344,000	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,267,911	0.0
3,634,650	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,562,006	0.1
3,000,000	(1)	Galaxy XXII CLO Ltd. 2016-22A ARR, 5.992%, (US0003M + 1.200%), 04/16/2034	2,929,611	0.1
99,818		GSAMP Trust 2007-FM1 A2A, 4.915%, (US0001M + 0.070%), 12/25/2036	48,900	0.0
915,916	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	883,403	0.0
500,000	(1)	HGI CRE CLO 2021-FL3 A Ltd., 6.258%, (SOFR30A + 1.700%), 04/20/2037	491,452	0.0
10,000,000	(1)	LCM 26A A2 Ltd., 6.058%, (US0003M + 1.250%), 01/20/2031	9,662,640	0.4
2,450,000	(1)	LCM 30A CR Ltd., 6.808%, (US0003M + 2.000%), 04/20/2031	2,277,508	0.1
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 5.405%, (US0001M + 0.560%), 10/25/2034	53,778	0.0
2,090,000	(1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 6.798%, (US0003M + 2.000%), 04/19/2033	2,002,178	0.1
1,650,000	(1)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 6.192%, (US0003M + 1.400%), 10/15/2032	1,610,517	0.1
313,401	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	312,378	0.0
1,296,080	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,214,567	0.0
447,588	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	411,404	0.0
1,511,065	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,405,067	0.1
1,500,000	(1)	Oak Hill Credit Partners 2021-8A C, 6.695%, (US0003M + 1.900%), 01/18/2034	1,413,106	0.1
5,050,000	(1)	OCP CLO 2021-21A C Ltd., 6.708%, (US0003M + 1.900%), 07/20/2034	4,693,071	0.2
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.148%, (US0003M + 1.350%), 07/19/2030	3,871,040	0.2
1,800,000	(1)	OHA Credit Funding 9 Ltd. 2021-9A C, 6.698%, (US0003M + 1.900%), 07/19/2035	1,713,321	0.1
4,000,000	(1)	Palmer Square CLO 2013-2A BR3 Ltd., 6.642%, (US0003M + 1.850%), 10/17/2031	3,773,040	0.2
2,000,000	(1)	Palmer Square CLO 2021-3A A2 Ltd., 6.192%, (US0003M + 1.400%), 01/15/2035	1,947,780	0.1
7,000,000	(1)	Palmer Square CLO Ltd. 2021-2A C, 6.592%, (US0003M + 1.800%), 07/15/2034	6,575,142	0.3
247,877	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.522%, 01/25/2036	242,137	0.0
2,450,000	(1)	Rockland Park CLO Ltd. 2021-1A C, 6.708%, (US0003M + 1.900%), 04/20/2034	2,299,156	0.1
94,682		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	94,525	0.0
1,509,958	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,397,388	0.1
2,600,000	(1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.118%, (US0003M + 2.300%), 04/25/2034	2,411,893	0.1
2,800,000	(1)	Sound Point CLO XXVI Ltd. 2021-1A C1R, 7.008%, (US0003M + 2.200%), 07/20/2034	2,584,901	0.1
1,800,140	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,736,544	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

8,200,000	(1)	Symphony CLO XXV Ltd. 2021-25A C, 6.848%, (US0003M + 2.050%), 04/19/2034	7,770,779	0.3
1,723,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,664,538	0.1
6,000,000	(1)	TCW CLO 2020-1A CRR Ltd., 6.858%, (US0003M + 2.050%), 04/20/2034	5,599,638	0.2
7,100,000	(1)	TCW CLO 2023-1A C Ltd., 8.291%, (TSFR3M + 3.500%), 04/28/2036	6,966,612	0.3
7,000,000	(1)	THL Credit Wind River 2017-3A CR Clo Ltd., 7.292%, (US0003M + 2.500%), 04/15/2035	6,564,292	0.3
7,000,000	(1)	Trinitas Clo VII Ltd. 2017-7A A1R, 6.018%, (US0003M + 1.200%), 01/25/2035	6,799,128	0.3
1,162,000	(1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	1,000,167	0.0
			160,194,459	6.6

		Student Loan Asset-Backed Securities: 0.8%
417,489	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	374,662	0.0
304,463	(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	284,707	0.0
507,967	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	479,051	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	1,893,370	0.1
1,550,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,337,298	0.1
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,380,178	0.1
2,500,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,351,788	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	1,880,784	0.1
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,000,183	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,544,624	0.2
608,404	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	587,532	0.0
1,000,000	(1)	SoFi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	938,796	0.0
			18,052,973	0.8

	Total Asset-Backed Securities
	(Cost $190,300,895)		180,767,745	7.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.8%
12,241,982	(3),(4)	BANK 2019-BNK16 XA, 0.941%, 02/15/2052	498,595	0.0
50,437,067	(3),(4)	Bank 2019-BNK19 XA, 0.948%, 08/15/2061	2,319,606	0.1
22,800,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	294,307	0.0
26,665,840	(3),(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.032%, 08/15/2052	1,075,631	0.1
19,348,677	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.030%, 03/15/2052	887,162	0.0
3,537,000	(1),(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,231,560	0.1
1,348,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.515%, 05/25/2052	934,327	0.0
452,123	(1)	BX 2021-MFM1 D, 6.442%, (TSFR1M + 1.615%), 01/15/2034	425,905	0.0
3,129,048	(1)	BX Commercial Mortgage Trust 2021-21M E, 6.855%, (US0001M + 2.171%), 10/15/2036	2,907,107	0.1
2,500,000	(1)	BX Trust 2019-ATL B, 6.071%, (US0001M + 1.387%), 10/15/2036	2,427,316	0.1
16,775,496	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.366%, 08/10/2049	543,790	0.0
34,191,290	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.871%, 09/15/2050	1,020,972	0.0
46,640,978	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.670%, 06/10/2051	1,365,655	0.1
2,136,564	(3),(4)	COMM 2012-CR3 XA, 1.228%, 10/15/2045	4,545	0.0
65,166,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.401%, 10/15/2045	122,955	0.0
66,795,760	(3),(4)	COMM 2016-CR28 XA, 0.640%, 02/10/2049	1,007,898	0.0
3,906,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.633%, 02/10/2037	3,377,333	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

750,000	(1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	375,166	0.0
2,736,000	(1)	CSWF 2021-SOP2 D, 7.001%, (US0001M + 2.317%), 06/15/2034	2,424,015	0.1
252,087	(1),(7)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	251,414	0.0
10,355,995		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	1,438,310	0.1
10,922,714	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 2.916%, 06/25/2041	879	0.0
10,700,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.788%, 12/25/2041	66,544	0.0
5,200,000	(1),(8)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	2,952,866	0.1
66,175,233	(1),(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	222,441	0.0
7,380,000	(1),(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	32,010	0.0
1,000,000	(1),(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.838%, 02/27/2050	938,987	0.0
3,000,000	(1),(3),(9)	FRR Re-REMIC Trust 2018-C1 C725, 0.330%, 02/27/2050	2,748,507	0.1
2,845,000	(1),(3)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.420%, 09/27/2051	2,050,503	0.1
2,164,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	1,816,022	0.1
2,631,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	2,190,555	0.1
2,140,000	(1),(3)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.040%, 09/27/2051	1,775,083	0.1
1,817,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	1,059,701	0.1
2,163,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	1,813,778	0.1
2,140,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	1,670,811	0.1
6,158,000	(1)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.050%, 11/29/2050	4,203,188	0.2
8,097,000	(1)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.320%, 11/29/2050	5,371,117	0.2
4,451,000	(1),(3)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	3,256,602	0.1
3,030,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 1.200%, 01/29/2052	2,143,307	0.1
3,298,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.830%, 01/27/2052	1,945,915	0.1
1,723,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.510%, 08/27/2050	1,497,131	0.1
1,756,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.870%, 05/27/2048	1,411,641	0.1
2,125,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.480%, 11/27/2049	1,434,158	0.1
1,483,000	(1),(3)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.400%, 01/29/2052	1,016,054	0.0
1,728,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 2.040%, 01/27/2052	960,993	0.0
1,724,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.560%, 01/29/2052	1,466,232	0.1
1,388,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.620%, 10/27/2047	1,191,634	0.1
1,755,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.970%, 05/27/2048	1,375,529	0.1
924,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.610%, 01/29/2052	776,050	0.0
26,872,112	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 0.983%, 11/10/2046	140,669	0.0
37,999,314	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 0.935%, 06/10/2047	241,250	0.0
104,945,325	(3),(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.805%, 09/10/2052	3,965,249	0.2
37,620,839	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.579%, 12/15/2049	611,589	0.0
1,821,608	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 0.945%, 10/15/2048	24,600	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

688,079	(1)	Life 2021-BMR F Mortgage Trust, 7.292%, (TSFR1M + 2.350%), 03/15/2038	642,260	0.0
881,382	(1)	Med Trust 2021-MDLN D, 6.685%, (US0001M + 2.000%), 11/15/2038	841,037	0.0
1,350,000	(1)	RFM Reremic Trust 2022-FRR1 AB55, 1.040%, 03/28/2049	1,030,763	0.1
1,140,000	(1),(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.450%, 11/08/2049	909,556	0.0
1,720,000	(1),(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.300%, 03/01/2050	1,355,133	0.1
420,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	313,070	0.0
530,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	366,290	0.0
500,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	339,744	0.0
22,789,748	(3),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.011%, 12/15/2047	318,954	0.0
24,800,031	(3),(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.533%, 04/15/2054	2,051,155	0.1
640,356	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.420%, 11/15/2044	609,490	0.0
9,020,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.147%, 03/15/2045	5,547,300	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $103,426,499)		92,629,916	3.8

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 16.8%
		Affiliated Investment Companies: 16.8%
10,708,318		Voya VACS Series EMCD Fund	88,343,625	3.6
11,889,667		Voya VACS Series EMHCD Fund	119,253,362	4.9
7,311,068		Voya VACS Series HYB Fund	73,914,894	3.1
12,500,999	(10)	Voya VACS Series SC Fund	125,009,985	5.2

	Total Mutual Funds
	(Cost $422,178,894)		406,521,866	16.8

	Value	Percentage of Net Assets
PURCHASED OPTIONS (11): 0.0%
Total Purchased Options
(Cost $990,795)	97,007	0.0

Total Long-Term Investments
(Cost $2,653,230,610)	2,519,451,780	104.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
		Commercial Paper: 0.3%
5,000,000		American Electric Power Co., Inc., 4.950%, 04/25/2023	4,981,733	0.2
1,700,000		McCormick & Co., Inc., 5.290%, 04/28/2023	1,693,013	0.1

	Total Commercial Paper
	(Cost $6,675,833)		6,674,746	0.3

		Repurchase Agreements: 0.8%
4,871,701	(12)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $4,873,631, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $4,969,135, due 11/01/49-02/01/51)	4,871,701	0.2
3,056,810	(12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $3,058,024, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,117,946, due 04/25/23-02/20/73)	3,056,810	0.1
2,160,449	(12)	Citadel Securities LLC, Repurchase Agreement dated 03/31/23, 4.88%, due 04/03/23 (Repurchase Amount $2,161,316, collateralized by various U.S. Government Securities, 0.000%-5.375%, Market Value plus accrued interest $2,204,554, due 04/04/23-02/15/53)	2,160,449	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

271,029	(12)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $271,136, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $276,450, due 12/26/24-03/20/53)	271,029	0.0
4,871,701	(12)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $4,873,667, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $4,969,166, due 04/14/23-03/21/28)	4,871,701	0.2
4,871,701	(12)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $4,873,631, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $4,969,135, due 04/06/23-02/20/53)	4,871,701	0.2

	Total Repurchase Agreements
	(Cost $20,103,391)		20,103,391	0.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
5,192,000	(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
		(Cost $5,192,000)	5,192,000	0.2

	Total Short-Term Investments
	(Cost $31,971,224)		31,970,137	1.3

	Total Investments in Securities (Cost $2,685,201,834)		$2,551,421,917	105.4
	Liabilities in Excess of Other Assets		(130,232,004)	(5.4)
	Net Assets		$2,421,189,913	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents or includes a TBA transaction.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2023.
(10)	Non-income producing security.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of March 31, 2023.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Mutual Funds	$406,521,866	$–	$–	$406,521,866
Purchased Options	–	97,007	–	97,007
Corporate Bonds/Notes	–	633,365,819	–	633,365,819
Collateralized Mortgage Obligations	–	350,834,779	–	350,834,779
Municipal Bonds	–	1,735,623	–	1,735,623
Asset-Backed Securities	–	180,767,745	–	180,767,745
U.S. Government Agency Obligations	–	538,058,940	–	538,058,940
Commercial Mortgage-Backed Securities	–	92,378,502	251,414	92,629,916
U.S. Treasury Obligations	–	315,440,085	–	315,440,085
Short-Term Investments	5,192,000	26,778,137	–	31,970,137
Total Investments, at fair value	$411,713,866	$2,139,456,637	$251,414	$2,551,421,917
Other Financial Instruments+
Centrally Cleared Swaps	–	3,870,770	–	3,870,770
Forward Premium Swaptions	–	394,279	–	394,279
Futures	2,869,090	–	–	2,869,090
Total Assets	$414,582,956	$2,143,721,686	$251,414	$2,558,556,056
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,279,496)	$–	$(3,279,496)
Futures	(894,790)	–	–	(894,790)
Written Options	–	(11,440,647)	–	(11,440,647)
Total Liabilities	$(894,790)	$(14,720,143)	$–	$(15,614,933)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$116,943,433	$565,768	$(154,026,158)	$36,516,957	$-	$-	$(36,275,139)	$-
Voya High Yield Bond Fund - Class P	71,064,002	405,008	(83,573,985)	12,104,975	-	-	(11,359,283)	-
Voya Investment Grade Credit Fund - Class P	149,477,522	1,112,689	(180,439,853)	29,849,642	-	-	(25,836,683)	-
Voya Securitized Credit Fund - Class P	122,428,596	-	(130,978,455)	8,549,859	-	-	(6,049,374)	-
Voya VACS Series EMCD Fund	86,773,176	1,154,116	-	416,333	88,343,625	-	-	-
Voya VACS Series EMHCD Fund	-	118,898,253	-	355,109	119,253,362	-	-	-
Voya VACS Series HYB Fund	-	73,116,404	-	798,490	73,914,894	-	-	-
Voya VACS Series SC Fund	-	125,009,985	-	-	125,009,985	-	-	-
	$546,686,729	$320,262,223	$(549,018,451)	$88,591,365	$406,521,866	$-	$(79,520,479)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	280	06/21/23	$32,178,125	$62,083
U.S. Treasury 2-Year Note	30	06/30/23	6,193,594	2,377
U.S. Treasury Long Bond	59	06/21/23	7,738,219	(7,918)
U.S. Treasury Ultra Long Bond	646	06/22/23	91,166,750	2,804,630
			$137,276,688	$2,861,172
Short Contracts:
U.S. Treasury 5-Year Note	(380)	06/30/23	(41,612,969)	(455,015)
U.S. Treasury Ultra 10-Year Note	(327)	06/21/23	(39,612,984)	(431,857)
			$(81,225,953)	$(886,872)

At March 31, 2023, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 13	Buy	(5.000)	12/20/24	USD	27,986,640	$(830,874)	$1,365,564
						$(830,874)	$1,365,564

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.255%	Annual	02/05/25	USD	11,010,000	$(38,156)	$(38,156)
Pay	1-day Secured Overnight Financing Rate	Annual	3.270	Annual	02/20/25	USD	50,815,000	(144,642)	(144,642)
Pay	1-day Secured Overnight Financing Rate	Annual	2.988	Annual	03/16/33	USD	2,501,000	(468)	(468)
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD	15,780,000	(163,470)	(163,470)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD	10,099,000	(81,814)	(81,814)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD	13,886,108	126,760	126,760
Pay	1-day Secured Overnight Financing Rate	Annual	3.394	Annual	05/10/33	USD	6,312,000	113,539	113,539
Pay	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	05/10/33	USD	12,623,678	314,577	314,577
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD	18,935,517	483,092	483,092
Pay	1-day Secured Overnight Financing Rate	Annual	3.065	Annual	05/11/33	USD	14,139,000	(137,872)	(137,872)
Pay	1-day Secured Overnight Financing Rate	Annual	3.234	Annual	05/11/33	USD	3,535,000	15,917	15,917
Pay	1-day Secured Overnight Financing Rate	Annual	3.111	Annual	05/12/33	USD	5,049,500	(29,270)	(29,270)
Pay	1-day Secured Overnight Financing Rate	Annual	3.139	Annual	05/12/33	USD	8,205,096	(28,460)	(28,460)
Pay	1-day Secured Overnight Financing Rate	Annual	3.164	Annual	05/12/33	USD	7,574,000	(10,214)	(10,214)
Pay	1-day Secured Overnight Financing Rate	Annual	3.200	Annual	05/12/33	USD	10,099,000	17,218	17,218
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/12/33	USD	7,220,982	19,785	19,785
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	05/12/33	USD	6,943,010	20,327	20,327
Pay	1-day Secured Overnight Financing Rate	Annual	3.216	Annual	05/12/33	USD	6,943,008	21,507	21,507
Pay	1-day Secured Overnight Financing Rate	Annual	3.233	Annual	05/12/33	USD	8,205,000	36,913	36,913
Pay	1-day Secured Overnight Financing Rate	Annual	3.610	Annual	05/12/33	USD	3,156,000	114,850	114,850
Pay	1-day Secured Overnight Financing Rate	Annual	3.621	Annual	05/12/33	USD	5,681,000	212,041	212,041
Pay	1-day Secured Overnight Financing Rate	Annual	3.674	Annual	05/12/33	USD	12,119,000	506,426	506,426
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD	9,593,000	226,111	226,111
Pay	1-day Secured Overnight Financing Rate	Annual	3.275	Annual	09/11/33	USD	13,893,000	192,943	192,943

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Pay	1-day Secured Overnight Financing Rate	Annual	3.067	Annual	09/13/33	USD	5,974,000	(20,745)	(20,745)
Pay	1-day Secured Overnight Financing Rate	Annual	3.075	Annual	09/13/33	USD	7,502,000	(20,752)	(20,752)
Pay	1-day Secured Overnight Financing Rate	Annual	3.163	Annual	09/13/33	USD	1,389,000	6,367	6,367
Pay	1-day Secured Overnight Financing Rate	Annual	3.174	Annual	09/13/33	USD	6,947,000	38,204	38,204
Pay	1-day Secured Overnight Financing Rate	Annual	2.843	Annual	06/16/53	USD	1,945,000	(35,161)	(35,161)
Receive	1-day Secured Overnight Financing Rate	Annual	3.437	Annual	02/20/25	USD	29,642,000	37,714	37,714
Receive	1-day Secured Overnight Financing Rate	Annual	3.586	Annual	02/20/25	USD	16,091,000	(2,088)	(2,088)
Receive	1-day Secured Overnight Financing Rate	Annual	3.657	Annual	02/20/25	USD	10,332,000	(8,240)	(8,240)
Receive	1-day Secured Overnight Financing Rate	Annual	3.180	Annual	05/11/33	USD	42,289,000	915	915
Receive	1-day Secured Overnight Financing Rate	Annual	3.252	Annual	05/11/33	USD	2,272,000	(13,689)	(13,689)
Receive	1-day Secured Overnight Financing Rate	Annual	3.275	Annual	05/11/33	USD	6,312,000	(50,649)	(50,649)
Receive	1-day Secured Overnight Financing Rate	Annual	3.337	Annual	05/11/33	USD	10,351,000	(137,051)	(137,051)
Receive	1-day Secured Overnight Financing Rate	Annual	3.392	Annual	05/11/33	USD	5,807,000	(103,896)	(103,896)
Receive	1-day Secured Overnight Financing Rate	Annual	3.408	Annual	05/11/33	USD	7,447,000	(143,454)	(143,454)
Receive	1-day Secured Overnight Financing Rate	Annual	3.302	Annual	05/12/33	USD	5,176,000	(53,618)	(53,618)
Receive	1-day Secured Overnight Financing Rate	Annual	3.311	Annual	05/12/33	USD	6,691,000	(74,036)	(74,036)
Receive	1-day Secured Overnight Financing Rate	Annual	3.314	Annual	05/12/33	USD	3,156,000	(35,783)	(35,783)
Receive	1-day Secured Overnight Financing Rate	Annual	3.421	Annual	05/12/33	USD	11,361,000	(231,598)	(231,597)
Receive	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/12/33	USD	10,730,000	(274,971)	(274,971)
Receive	1-day Secured Overnight Financing Rate	Annual	3.598	Annual	05/12/33	USD	6,943,000	(245,448)	(245,448)
Receive	1-day Secured Overnight Financing Rate	Annual	3.643	Annual	05/12/33	USD	17,673,000	(691,709)	(691,709)
Receive	1-day Secured Overnight Financing Rate	Annual	3.689	Annual	05/12/33	USD	6,943,000	(299,103)	(299,103)
Receive	1-day Secured Overnight Financing Rate	Annual	3.184	Annual	09/13/33	USD	2,084,000	(13,217)	(13,217)
Receive	1-day Secured Overnight Financing Rate	Annual	3.236	Annual	09/13/33	USD	1,695,000	(18,190)	(18,190)
Receive	1-day Secured Overnight Financing Rate	Annual	3.240	Annual	09/13/33	USD	1,806,000	(19,926)	(19,926)
Receive	1-day Secured Overnight Financing Rate	Annual	3.353	Annual	09/13/33	USD	7,224,000	(147,690)	(147,690)
Receive	1-day Secured Overnight Financing Rate	Annual	2.950	Annual	06/16/53	USD	556,000	(1,521)	(1,521)
Receive	1-day Secured Overnight Financing Rate	Annual	2.956	Annual	06/16/53	USD	695,000	(2,597)	(2,597)
								$(774,292)	$(774,291)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	6,000,500	$297,625	$95,879
Put USD vs. Call JPY	Goldman Sachs International	04/13/23	120.000	USD	22,874,000	259,437	429
Put USD vs. Call JPY	Morgan Stanley Capital Services LLC	04/13/23	120.000	USD	37,208,000	433,733	699
						$990,795	$97,007

At March 31, 2023, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Pay	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD	13,893,000	$375,806	$(653,574)
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	50,494,000	1,456,752	(2,558,455)
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD	27,786,000	751,611	(1,290,527)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD	25,247,000	637,487	(1,005,994)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD	13,893,000	371,117	(666,454)
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Pay	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	25,247,000	773,820	(298,998)
Call on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD	84,692,000	398,476	(689,695)
Call on 1-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	169,383,000	737,239	(763,601)
Call on 30-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	2.994%	1-day Secured Overnight Financing Rate	06/14/23	USD	6,947,000	299,937	(246,708)
Put on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Receive	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD	13,893,000	375,806	(168,320)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	50,494,000	1,456,752	(62,910)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD	27,786,000	751,611	(343,112)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD	25,247,000	637,487	(336,610)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD	13,893,000	371,117	(159,161)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	25,247,000	773,820	(656,647)
Put on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD	84,692,000	398,476	(265,702)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Put on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	169,383,000	737,239	(1,075,960)
Put on 30-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	2.994%	1-day Secured Overnight Financing Rate	06/14/23	USD	6,947,000	299,937	(198,219)
								$11,604,490	$(11,440,647)

At March 31, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	12,484,500	$(2,184,788)	$98,532
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	137,395
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	78,410
								$(9,390,078)	$314,337

At March 31, 2023, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap	Bank of America N.A.	0.000%	Pay	1-day Secured Overnight Financing Rate	03/27/28	USD	6,947,000	$294,553	$304
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	0.000%	Pay	1-day Secured Overnight Financing Rate	03/14/28	USD	13,893,000	605,414	24,144
Put on 5-Year Interest Rate Swap	Bank of America N.A.	0.000%	Receive	1-day Secured Overnight Financing Rate	03/27/28	USD	6,947,000	294,553	6,236
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	0.000%	Receive	1-day Secured Overnight Financing Rate	03/14/28	USD	13,893,000	605,414	49,258
								$1,799,934	$79,942

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
USD	-	United States Dollar

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,679,924,306.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$24,538,861
Gross Unrealized Depreciation	(163,718,481)
Net Unrealized Depreciation	$(139,179,620)